UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31

Date of reporting period: 4/30/12

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

The Commerce Funds Semi-Annual Report

April 30, 2012

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc.,

a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

Risk/Reward The Commerce Funds

Missouri Tax-Free

Intermediate Bond

MidCap Growth

Growth

Value

Kansas Tax-Free

Intermediate Bond

National Tax-Free

Intermediate Bond

Bond

Short-Term Government

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds,

such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates,

the impact of developing world events, and other factors that may influence the future performance of the Funds.

The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2012 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance Summaries

April 30, 2012 (Unaudited)

The following is performance information for the Commerce Funds for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Funds are not subject to a sales charge, such a charge is not applied to their Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

PERFORMANCE REVIEW
November 1, 2011 - April 30, 2012	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	15.07%	14.13%	Russell 1000® Growth(b)
Value	10.25	11.62	Russell 1000® Value(c)
Mid Cap Growth	11.06	12.26	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	3.30	2.44	Barclays U.S. Aggregate Bond(e)
Short-Term Government	1.22	0.62	Citigroup 1-5 Year Treasury/Government Sponsored(f)
National Tax-Free Intermediate Bond	6.64	4.86	Barclays 3-15 Year Blend(g)
Missouri Tax-Free Intermediate Bond	4.67	4.86	Barclays 3-15 Year Blend(g)
Kansas Tax-Free Intermediate Bond	4.85	4.86	Barclays 3-15 Year Blend(g)

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1,000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(c)

The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(e)

The Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(f)

The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(g)

The Barclays 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS(h)
For the period ended 03/31/2012	One Year	Five Years	Ten Years	Since Inception	Inception Date
Equity Funds:
Growth	7.66%	3.04%	3.32%	7.18%	12/12/94
Value	10.30	0.19	3.56	4.71	3/3/97
Mid Cap Growth	0.72	3.35	5.84	7.52	12/12/94
Fixed Income Funds:
Bond	7.35	7.37	5.90	6.59	12/12/94
Short-Term Government	2.66	4.29	3.69	4.94	12/12/94
National Tax-Free Intermediate Bond	13.30	5.65	5.06	5.11	2/21/95
Missouri Tax-Free Intermediate Bond	9.52	4.84	4.54	4.76	2/21/95
Kansas Tax-Free Intermediate Bond	10.21	4.98	4.62	4.69	12/26/00

(h)

The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above table.

Returns reflect any fee waivers or expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS(i)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursement)
Equity Funds:
Growth	1.13%	1.16%
Value	0.70	0.74
Mid Cap Growth	1.19	1.19
Fixed Income Funds:
Bond	0.81	0.81
Short-Term Government	0.68	0.83
National Tax-Free Intermediate Bond	0.70	0.78
Missouri Tax-Free Intermediate Bond	0.70	0.79
Kansas Tax-Free Intermediate Bond	0.70	0.86

(i)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Funds and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Funds’ waivers and/or expense reimbursements, if any, will remain in place through at least March 1, 2013. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Commercial Services – 1.8%
25,900	Moody’s Corp.	$ 1,060,605
28,500	Thomson Reuters Corp.	849,870

		1,910,475

Communications* – 2.6%
28,600	Crown Castle International Corp.	1,619,046
21,600	SBA Communications Corp. Class A	1,160,784

		2,779,830

Consumer Durables – 0.5%
22,300	Leggett & Platt, Inc.	485,471

Consumer Non-Durables – 7.7%
7,200	Coach, Inc.	526,752
7,300	Colgate-Palmolive Co.	722,262
8,400	PepsiCo, Inc.	554,400
32,400	Philip Morris International, Inc.	2,900,124
7,600	Ralph Lauren Corp.	1,309,252
29,100	The Coca-Cola Co.	2,220,912

		8,233,702

Consumer Services – 8.1%
32,400	DIRECTV Class A*	1,596,348
26,600	eBay, Inc.*	1,091,930
12,400	Expedia, Inc.	528,612
33,100	Las Vegas Sands Corp.	1,836,719
16,300	McDonald’s Corp.	1,588,435
24,700	Starbucks Corp.	1,417,286
11,400	Viacom, Inc. Class B	528,846

		8,588,176

Distribution Services – 0.9%
11,000	McKesson Corp.	1,005,510

Electronic Technology – 15.5%
22,000	Agilent Technologies, Inc.	927,960
14,300	Apple, Inc.*	8,354,632
71,300	Cadence Design Systems, Inc.*	832,071
66,700	Dell, Inc.*	1,091,879
6,700	F5 Networks, Inc.*	897,331
49,600	Intel Corp.	1,408,640
9,900	Lockheed Martin Corp.	896,346
20,000	QUALCOMM, Inc.	1,276,800
24,000	Texas Instruments, Inc.	766,560

		16,452,219

Energy Minerals – 7.3%
15,700	Alpha Natural Resources, Inc.*	253,241
16,000	Chevron Corp.	1,704,960
50,400	Exxon Mobil Corp.	4,351,536
16,400	Occidental Petroleum Corp.	1,496,008

		7,805,745

Finance – 4.4%
20,000	American Express Co.	1,204,200
64,800	Hertz Global Holdings, Inc.*	998,568

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
7,300	Simon Property Group, Inc.	$ 1,135,880
13,000	T. Rowe Price Group, Inc.	820,495
37,000	The Charles Schwab Corp.	529,100

		4,688,243

Health Services* – 0.3%
26,800	Allscripts Healthcare Solutions, Inc.	296,944

Health Technology – 8.4%
31,500	Abbott Laboratories	1,954,890
17,400	Allergan, Inc.	1,670,400
14,600	C. R. Bard, Inc.	1,444,816
37,100	Gilead Sciences, Inc.*	1,929,571
5,500	Johnson & Johnson	357,995
22,500	Medtronic, Inc.	859,500
13,300	Stryker Corp.	725,781

		8,942,953

Industrial Services – 1.7%
36,900	McDermott International, Inc.*	416,970
19,000	Schlumberger Ltd.	1,408,660

		1,825,630

Non-Energy Minerals – 2.7%
7,700	Cliffs Natural Resources, Inc.	479,402
22,300	Freeport-McMoRan Copper & Gold, Inc.	854,090
27,288	Southern Copper Corp.	897,229
47,300	Steel Dynamics, Inc.	604,021

		2,834,742

Process Industries – 3.2%
39,600	International Paper Co.	1,319,076
35,500	Packaging Corp. of America	1,036,245
18,400	W.R. Grace & Co.*	1,096,824

		3,452,145

Producer Manufacturing – 9.3%
5,300	Cummins, Inc.	613,899
14,400	Eaton Corp.	693,792
13,600	Gardner Denver, Inc.	885,904
89,200	General Electric Co.	1,746,536
23,100	Lincoln Electric Holdings, Inc.	1,132,131
81,100	Masco Corp.	1,068,898
34,800	United Technologies Corp.	2,841,072
13,600	WABCO Holdings, Inc.*	857,208

		9,839,440

Retail Trade – 5.2%
4,100	AutoZone, Inc.*	1,624,256
11,000	Dollar Tree, Inc.*	1,118,260
64,700	Lowe’s Cos., Inc.	2,036,109
12,700	Target Corp.	735,838

		5,514,463

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 18.2%
22,900	Adobe Systems, Inc.*	$ 768,524
7,800	Alliance Data Systems Corp.*	1,002,222
24,000	Autodesk, Inc.*	944,880
29,000	BMC Software, Inc.*	1,196,540
5,400	Google, Inc. Class A*	3,268,242
25,600	International Business Machines Corp.	5,301,248
103,800	Microsoft Corp.	3,323,676
74,400	Oracle Corp.	2,186,616
15,200	Rovi Corp.*	434,720
22,500	VeriSign, Inc.	924,975

		19,351,643

Transportation – 2.0%
13,300	Union Pacific Corp.	1,495,452
7,500	United Parcel Service, Inc. Class B	586,050

		2,081,502

TOTAL INVESTMENTS – 99.8%
(Cost $85,099,199)		$106,088,833

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		183,716

NET ASSETS – 100.0%		$106,272,549

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 4/30/2012	AS OF 10/31/2011

Technology Services	18.2%	18.5%
Electronic Technology	15.5	14.9
Producer Manufacturing	9.3	7.4
Health Technology	8.4	9.1
Consumer Services	8.1	7.6
Consumer Non-Durables	7.7	10.3
Energy Minerals	7.3	10.9
Retail Trade	5.2	5.9
Finance	4.4	2.4
Process Industries	3.2	2.8
Non-Energy Minerals	2.7	2.3
Communications	2.6	1.1
Transportation	2.0	1.9
Commercial Services	1.8	0.9
Industrial Services	1.7	2.6
Distribution Services	0.9	0.0
Consumer Durables	0.5	0.9
Health Services	0.3	0.0

TOTAL INVESTMENTS	99.8%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Communications – 5.9%
80,500	AT&T, Inc.	$ 2,649,255
63,000	Verizon Communications, Inc.	2,543,940

		5,193,195

Consumer Non-Durables – 11.7%
56,500	Altria Group, Inc.	1,819,865
65,000	ConAgra Foods, Inc.	1,678,300
32,500	H.J. Heinz Co.	1,732,575
26,000	PepsiCo, Inc.	1,716,000
25,000	Procter & Gamble Co.	1,591,000
41,500	Reynolds American, Inc.	1,694,445

		10,232,185

Consumer Services – 1.9%
33,000	Darden Restaurants, Inc.	1,652,640

Distribution Services – 4.0%
28,000	Genuine Parts Co.	1,813,840
57,000	SYSCO Corp.	1,647,300

		3,461,140

Electronic Technology – 7.9%
61,500	Intel Corp.	1,746,600
19,000	Lockheed Martin Corp.	1,720,260
46,500	Microchip Technology, Inc.	1,643,310
28,000	Northrop Grumman Corp.	1,771,840

		6,882,010

Energy Minerals – 10.0%
39,500	Chevron Corp.	4,209,120
50,000	ConocoPhillips	3,581,500
11,000	Occidental Petroleum Corp.	1,003,420

		8,794,040

Finance – 19.4%
37,500	AFLAC, Inc.	1,689,000
36,000	Bank of Hawaii Corp.	1,760,040
9,500	BlackRock, Inc.	1,820,010
29,500	Cullen/Frost Bankers, Inc.	1,739,320
43,500	HCP, Inc.	1,803,075
58,000	JPMorgan Chase & Co.	2,492,840
89,000	Kimco Realty Corp.	1,727,490
20,000	M&T Bank Corp.	1,725,400
66,500	Wells Fargo & Co.	2,223,095

		16,980,270

Health Services – 1.8%
63,500	Lincare Holdings, Inc.	1,549,400

Health Technology – 10.2%
28,500	Abbott Laboratories	1,768,710
26,000	Johnson & Johnson	1,692,340
68,500	Merck & Co., Inc.	2,687,940
122,500	Pfizer, Inc.	2,808,925

		8,957,915

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 1.9%
49,500	Waste Management, Inc.	$ 1,692,900

Process Industries – 1.9%
51,500	Sonoco Products Co.	1,706,195

Producer Manufacturing – 5.8%
35,000	Eaton Corp.	1,686,300
33,000	Emerson Electric Co.	1,733,820
86,000	General Electric Co.	1,683,880

		5,104,000

Retail Trade – 2.5%
41,500	The Home Depot, Inc.	2,149,285

Technology Services – 3.4%
40,000	Microsoft Corp.	1,280,800
53,500	Paychex, Inc.	1,657,430

		2,938,230

Utilities – 10.1%
34,000	Dominion Resources, Inc.	1,774,460
44,000	Exelon Corp.	1,716,440
28,500	NextEra Energy, Inc.	1,833,975
61,500	PPL Corp.	1,682,025
39,000	The Southern Co.	1,791,660

		8,798,560

TOTAL COMMON STOCKS
(Cost $77,818,860)		$86,091,965

Exchange Traded Fund – 0.8%
10,000	iShares Russell 1000 Value Index Fund
(Cost $696,996)		$ 693,900

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co.
$ 693,000	0.010%	05/01/12	$693,000
Maturity Value: $693,000
(Cost $693,000)

TOTAL INVESTMENTS – 100.0%
(Cost $79,208,856)			$87,478,865

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(40,548)

NET ASSETS – 100.0%			$87,438,317

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Repurchase agreement was entered into on April 30, 2012. This agreement was fully collateralized by $695,000 U.S. Treasury Bond, 3.125%, due 11/15/41 with a market value of $708,222.

PORTFOLIO COMPOSITION

	AS OF 4/30/12	AS OF 10/31/11

Finance	19.4%	13.7%
Consumer Non-Durables	11.7	10.7
Health Technology	10.2	6.8
Utilities	10.1	7.7
Energy Minerals	10.0	9.4
Electronic Technology	7.9	6.4
Communications	5.9	3.4
Producer Manufacturing	5.8	5.2
Distribution Services	4.0	3.2
Technology Services	3.4	3.1
Retail Trade	2.5	1.6
Process Industries	1.9	3.3
Industrial Services	1.9	1.6
Consumer Services	1.9	1.5
Health Services	1.8	1.7
Exchange Traded Fund	0.8	3.1
Short-term Investment	0.8	4.1

TOTAL INVESTMENTS	100.0%	86.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 96.0%
Commercial Services – 5.2%
15,200	FTI Consulting, Inc.*	$ 552,368
19,900	Moody’s Corp.	814,905
8,800	The Brink’s Co.	223,520
16,600	The McGraw-Hill Cos., Inc.	816,222
16,600	VistaPrint NV*	619,014

		3,026,029

Communications* – 1.9%
14,900	SBA Communications Corp. Class A	800,726
13,500	TW Telecom, Inc.	294,030

		1,094,756

Consumer Durables – 2.1%
26,600	Electronic Arts, Inc.*	409,108
13,500	Tupperware Brands Corp.	840,915

		1,250,023

Consumer Non-Durables – 3.7%
6,300	Coach, Inc.	460,908
15,700	Dr Pepper Snapple Group, Inc.	637,106
9,300	H.J. Heinz Co.	495,783
8,200	The Clorox Co.	574,820

		2,168,617

Consumer Services – 8.4%
900	Chipotle Mexican Grill, Inc.*	372,735
24,600	DISH Network Corp. Class A	786,462
11,200	Expedia, Inc.	477,456
26,300	Marriott International, Inc. Class A	1,028,067
800	Priceline.com, Inc.*	608,656
9,800	Scripps Networks Interactive, Inc. Class A	492,156
8,300	Wynn Resorts Ltd.	1,107,220

		4,872,752

Distribution Services – 1.0%
8,900	Genuine Parts Co.	576,542

Electronic Technology – 12.2%
15,200	Altera Corp.	540,664
59,600	Cadence Design Systems, Inc.*	695,532
840	Comverse Technology, Inc.*	5,418
18,400	Harris Corp.	837,936
32,400	JDS Uniphase Corp.*	393,660
23,800	Juniper Networks, Inc.*	510,034
28,500	Linear Technology Corp.	932,235
75,000	LSI Corp.*	603,000
33,600	NVIDIA Corp.*	436,800
6,800	TransDigm Group, Inc.*	857,616
18,000	Xilinx, Inc.	654,840
17,000	Zebra Technologies Corp. Class A*	659,430

		7,127,165

Energy Minerals – 3.1%
19,500	Arch Coal, Inc.	190,320
8,700	Cimarex Energy Co.	601,257

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – (continued)
3,500	Continental Resources, Inc.*	$ 312,375
10,700	SM Energy Co.	707,377

		1,811,329

Finance – 6.8%
7,100	Federal Realty Investment Trust	714,686
46,600	Hertz Global Holdings, Inc.*	718,106
3,800	IntercontinentalExchange, Inc.*	505,552
10,300	Rayonier, Inc.	467,105
17,100	T. Rowe Price Group, Inc.	1,079,267
26,400	TD Ameritrade Holding Corp.	496,056

		3,980,772

Health Services* – 3.3%
12,160	Cerner Corp.	986,054
10,300	Laboratory Corporation of America Holdings	905,267

		1,891,321

Health Technology – 7.2%
10,000	Alexion Pharmaceuticals, Inc.*	903,200
5,940	Allergan, Inc.	570,240
10,180	C. R. Bard, Inc.	1,007,413
14,100	DENTSPLY International, Inc.	578,946
16,400	Hill-Rom Holdings, Inc.	532,180
9,000	Varian Medical Systems, Inc.*	570,780

		4,162,759

Industrial Services – 3.1%
7,100	Core Laboratories NV	972,558
9,100	FMC Technologies, Inc.*	427,700
14,000	Superior Energy Services, Inc.*	376,880

		1,777,138

Non-Energy Minerals – 1.5%
14,100	Cliffs Natural Resources, Inc.	877,866

Process Industries – 7.5%
9,700	Celanese Corp. Series A	470,062
22,000	Crown Holdings, Inc.*	813,560
18,500	International Paper Co.	616,235
15,800	Packaging Corp. of America	461,202
9,400	PPG Industries, Inc.	989,256
14,536	Sigma-Aldrich Corp.	1,030,602

		4,380,917

Producer Manufacturing – 8.1%
9,000	Avery Dennison Corp.	287,820
5,700	Dover Corp.	357,162
9,800	Graco, Inc.	522,438
4,900	Joy Global, Inc.	346,773
10,500	Lincoln Electric Holdings, Inc.	514,605
58,400	Masco Corp.	769,712
9,550	Parker Hannifin Corp.	837,439
4,800	Roper Industries, Inc.	489,120
8,300	The Toro Co.	593,118

		4,718,187

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – 6.9%
2,500	AutoZone, Inc.*	$ 990,400
6,900	Bed Bath & Beyond, Inc.*	485,691
19,900	Chico’s FAS, Inc.	305,664
7,460	Nordstrom, Inc.	416,716
10,900	PetSmart, Inc.	635,034
15,100	Urban Outfitters, Inc.*	437,296
19,200	Williams-Sonoma, Inc.	742,848

		4,013,649

Technology Services – 12.1%
19,300	Akamai Technologies, Inc.*	629,180
5,300	Alliance Data Systems Corp.*	680,997
12,100	Autodesk, Inc.*	476,377
20,600	BMC Software, Inc.*	849,956
14,100	MICROS Systems, Inc.*	801,303
23,800	Nuance Communications, Inc.*	581,672
13,100	Red Hat, Inc.*	780,891
16,200	Rovi Corp.*	463,320
9,200	Teradata Corp.*	641,976
16,700	VeriSign, Inc.	686,537
24,400	Western Union Co.	448,472

		7,040,681

Transportation* – 0.8%
6,600	Kirby Corp.	438,042

Utilities – 1.1%
32,100	CenterPoint Energy, Inc.	648,741

TOTAL COMMON STOCKS
(Cost $43,931,741)		$55,857,286

Exchange Traded Fund – 3.3%
30,400	iShares Russell Midcap Growth Index Fund
(Cost $1,693,777)		$ 1,910,640

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$555,000	0.010%	05/01/12	$ 555,000
Maturity Value: $555,000
(Cost $555,000)

TOTAL INVESTMENTS – 100.2%
(Cost $46,180,518)			$58,322,926

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(118,423)

NET ASSETS – 100.0%			$58,204,503

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Repurchase agreement was entered into on April 30, 2012. This agreement was fully collateralized by $560,000 U.S. Treasury Bond, 3.125%, due 11/15/41 with a market value of $570,654.
*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 4/30/12	AS OF 10/31/11

Electronic Technology	12.2%	12.5%
Technology Services	12.1	10.7
Consumer Services	8.4	7.4
Producer Manufacturing	8.1	7.0
Process Industries	7.5	6.9
Health Technology	7.2	8.3
Retail Trade	6.9	6.0
Finance	6.8	7.8
Commercial Services	5.2	3.8
Consumer Non-Durables	3.7	5.7
Exchange Traded Fund	3.3	0.6
Health Services	3.3	3.1
Energy Minerals	3.1	6.2
Industrial Services	3.1	3.1
Consumer Durables	2.1	4.4
Communications	1.9	2.0
Non-Energy Minerals	1.5	1.5
Utilities	1.1	1.3
Distribution Services	1.0	0.0
Transportation	0.8	1.1
Short-term Investment	0.9	0.0

TOTAL INVESTMENTS	100.2%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 12.0%
Auto – 4.8%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$6,632,029
American Credit Acceptance Receivables Trust Series 2011-1, Class A1(a)
680,638	2.420	07/15/13	680,683
American Credit Acceptance Receivables Trust Series 2012-1, Class A1(a)
760,318	1.960	01/15/14	760,373
AmeriCredit Automobile Receivables Trust Series 2011-5, Class A2
4,800,000	1.190	08/08/15	4,817,605
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
2,830,522	2.020	08/15/16	2,831,787
Ford Credit Auto Lease Trust Series 2011-B, Class A2
4,000,000	0.820	01/15/14	4,004,514
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1
2,700,000	1.320	09/15/15	2,716,972
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,033,138
Prestige Auto Receivables Trust Series 2012-1A, Class A2(a)
4,000,000	1.230	12/15/15	4,002,025
SMART Trust Series 2011-2USA, Class A2A(a)
5,686,646	1.220	11/14/13	5,696,149

			35,175,275

Commercial – 0.2%
Small Business Administration Series 2006-P10B, Class 1
1,627,555	5.681	08/10/16	1,779,258

Credit Card – 0.5%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,986,265

Home Equity – 3.8%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.440	05/25/34	1,941,832
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
77,554	0.289	01/25/37	77,373
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,194	5.407	06/25/32	3,114,550
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
4,384,481	0.799	10/25/34	4,143,335
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,730,000	0.969	08/25/35	4,219,801
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,166,512	0.439	02/25/37	723,377
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
911,755	3.750	09/25/33	868,460

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Equity One ABS, Inc. Series 2004-2, Class AF5
$ 450,000	5.199%	07/25/34	$458,849
Lehman XS Trust Series 2005-1, Class 1A4(b)
729,951	0.579	07/25/35	625,984
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
592,443	4.814	11/25/35	530,127
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	818,894
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
1,778,761	3.900	03/25/33	1,752,608
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
3,935,084	5.490	10/25/33	3,502,795
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5
590,435	8.350	03/25/25	573,346
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7
642,995	7.980	09/25/30	625,415
SACO I Trust Series 2005-7 Class A(b)
161,078	0.799	09/25/35	156,201
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
71,766	0.349	10/25/36	71,128
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
3,700,710	6.740	07/25/29	1,944,875
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
1,950,897	5.250	06/25/35	1,740,610
Terwin Mortgage Trust Series 2005-16HE, Class AF2
366,434	4.534	09/25/36	339,212
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
115,669	4.890	10/25/34	116,000

			28,344,772

Manufactured Housing – 1.6%
Conseco Financial Corp. Series 1993-4, Class A5
946,928	7.050	01/15/19	956,994
Conseco Financial Corp. Series 1995-5, Class M1(b)
364,118	7.650	09/15/26	372,713
Conseco Financial Corp. Series 1996-4, Class A7(b)
668,701	7.900	06/15/27	710,151
Conseco Financial Corp. Series 1996-6, Class A6
118,376	7.950	09/15/27	122,162
Conseco Financial Corp. Series 1997-3, Class A6
63,569	7.320	03/15/28	69,860
Conseco Financial Corp. Series 1998-3, Class A5
3,375,570	6.220	03/01/30	3,675,092
Conseco Financial Corp. Series 1998-3, Class A6(b)
421,618	6.760	03/01/30	460,871
Lehman Manufactured Housing Contract Series 2001-B, Class A3
349,313	4.350	04/15/40	357,422
Mid-State Trust Series 11, Class A1
349,223	4.864	07/15/38	355,155

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Newcastle Investment Trust Series 2011-MH1, Class A(a)
$ 2,975,920	2.450%	12/10/33	$3,005,801
Oakwood Mortgage Investors, Inc. Series 1996- C, Class A6
667,308	7.650	04/15/27	665,972
Origen Manufactured Housing Series 2005- B, Class A3
847,045	5.605	05/15/22	886,720

			11,638,913

Other(a) – 0.4%
New York City Tax Lien Series 2011-AA, Class A
3,047,050	1.990	12/10/24	3,046,745

Student Loans – 0.7%
Northstar Education Finance, Inc. Series 2005- 1, Class A5(b)
1,896,000	1.216	10/30/45	1,796,422
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,028,060

			4,824,482

TOTAL ASSET-BACKED SECURITIES
(Cost $86,899,830)			$88,795,710

Municipal Bond Obligations – 11.6%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$1,433,889

California – 2.5%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,593,440
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(c)
10,590,000	0.000	09/01/42	1,439,075
11,420,000	0.000	09/01/43	1,431,383
Industry California Sales Tax Revenue Bonds Taxable Series 2005 (NATL-RE)
3,045,000	5.000	01/01/13	3,088,056
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,690,060
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(c)
11,005,000	0.000	08/01/37	2,353,860
12,290,000	0.000	08/01/39	2,228,177

			18,824,051

District of Columbia – 0.8%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,818,250

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,257,420

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
$ 4,100,000	7.000%	01/01/31	$4,683,471

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,289,519
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,190,820

			2,480,339

Indiana – 1.0%
Indiana Bond Bank Revenue Bonds Taxable School Severance Funding Series 2006-11 (XLCA)
2,190,000	5.650	07/15/13	2,325,298
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	4,867,950

			7,193,248

Iowa – 0.3%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
2,000,000	3.500	12/01/15	2,093,880

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,131,190

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,691,655

Missouri – 1.8%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,293,675
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,217,100
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,704,596
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,302,992
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,558,236
St. Louis Package Revenue Bonds Series 2006 B (NATL-RE)
1,560,000	5.020	12/15/12	1,586,567

			13,663,166

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
$ 2,525,000	5.100%	07/01/21	$2,809,542

New Jersey – 0.1%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,068,320

New York – 1.1%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,309,840
1,055,000	5.008	06/01/22	1,234,034
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,410,797

			7,954,671

Ohio – 0.7%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,667,275
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,264,898

			4,932,173

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,675,960

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
710,000	4.960	07/15/14	757,371
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,470,708

			3,228,079

South Carolina – 0.2%
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series B
1,150,000	7.308	01/01/14	1,273,843

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $74,609,231)			$86,213,147

Mortgage-Backed Obligations – 24.9%
Collateralized Mortgage Obligations – 22.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 3,292,389	2.744%	04/25/35	$2,979,460
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
3,831,968	6.000	02/25/34	4,033,828

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
$ 2,440,814	5.500%	11/25/20	$2,402,098
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
500,479	6.000	04/25/36	499,532
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	4,926,735
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,182,928	5.312	11/25/35	2,355,462
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
951,512	5.750	01/25/34	985,787
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
917,113	5.500	11/25/33	961,356
Citicorp Mortgage Securities, Inc. Series 2004-2, Class A6
2,207,000	5.000	03/25/34	2,184,628
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
183,244	5.500	08/25/21	179,703
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,941,338	6.750	08/25/34	2,068,163
Citigroup Mortgage Loan Trust, Inc. Series 2005- 10, Class 1A5A(b)
1,651,881	5.479	12/25/35	974,111
Citigroup Mortgage Loan Trust, Inc. Series 2007- AR5, Class 1A3A(b)
770,280	5.521	04/25/37	490,700
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
2,344,098	5.750	09/25/21	2,361,665
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
465,269	5.500	07/25/36	440,578
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
933,116	5.250	09/25/19	951,837
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
613,401	4.750	12/25/18	617,387
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
277,545	6.500	08/25/32	275,843
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
752,701	6.000	07/25/37	591,143
Countrywide Home Loans Trust Series 2003- J6, Class 1A1
1,937,473	5.500	08/25/33	2,018,876
Countrywide Home Loans Trust Series 2004- J1, Class 2A4
979,010	4.750	01/25/19	1,002,488
Countrywide Home Loans Trust Series 2005- 27, Class 2A1
2,870,791	5.500	12/25/35	2,584,895
Countrywide Home Loans Trust Series 2005- 6, Class 2A1
714,422	5.500	04/25/35	667,522
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
949,254	5.250	07/25/33	973,598
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	8,909,019

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 1579, Class PM
$ 345,721	6.700%	09/15/23	$393,498
FHLMC REMIC PAC Series 2103, Class TE
276,656	6.000	12/15/28	288,906
FHLMC REMIC PAC Series 2110, Class PG
1,413,163	6.000	01/15/29	1,533,791
FHLMC REMIC PAC Series 2640, Class DR
6,529	4.000	08/15/17	6,528
FHLMC REMIC PAC Series 2716, Class DT
59,843	5.000	02/15/30	59,945
FHLMC REMIC PAC Series 2760, Class EC
732,014	4.500	04/15/17	732,733
FHLMC REMIC Series 2391, Class Z
3,612,101	6.000	12/15/31	4,006,094
FHLMC REMIC Series 2508, Class OY
828,913	4.500	10/15/17	873,638
FHLMC REMIC Series 2603, Class C
2,149,798	5.500	04/15/23	2,378,382
FHLMC REMIC Series 2677, Class BC
761,740	4.000	09/15/18	805,518
FHLMC REMIC Series 2840, Class JL
330,474	4.500	06/15/23	333,565
FHLMC REMIC Series 2866, Class DH
1,961,086	4.000	09/15/34	2,078,506
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,212,061
FHLMC REMIC TAC Series 2658, Class A
421,709	4.500	08/15/18	429,512
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,311,525	6.000	01/25/35	1,255,910
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
4,286,422	5.500	05/25/35	3,645,958
FNMA REMIC FNIC PAC Series 2001-45, Class WG
575,743	6.500	09/25/31	663,026
FNMA REMIC PAC Series 2003-1, Class PG
336,232	5.500	09/25/31	339,627
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,630,231
FNMA REMIC PAC Series 2003-14, Class AP
261,141	4.000	03/25/33	278,575
FNMA REMIC PAC Series 2004-53, Class NC
2,447,933	5.500	07/25/24	2,625,476
FNMA REMIC Series 2002-73, Class OE
2,524,700	5.000	11/25/17	2,759,024
FNMA REMIC Series 2002-82, Class XE
2,167,657	5.000	12/25/17	2,323,981
FNMA REMIC Series 2003-83, Class PG
508,316	5.000	06/25/23	548,618
FNMA REMIC Series 2003-84, Class PG
538,763	5.000	03/25/32	565,753
FNMA Series 2003-W6, Class 2A32
294,769	6.500	09/25/42	337,651
GNMA Series 1998-12, Class EB
568,713	6.500	05/20/28	576,533

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2003-2F, Class A(b)
$ 1,916,711	5.730%	01/25/33	$1,941,093
Impac CMB Trust Series 2004-4, Class 1A1(b)
3,123,940	0.879	09/25/34	2,502,447
Impac CMB Trust Series 2004-4, Class 2A2
4,675,679	4.836	09/25/34	4,548,164
Impac Secured Assets Corp. Series 2004-2, Class A6
1,121,990	4.935	08/25/34	1,095,040
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,656,659	6.000	03/25/36	1,888,563
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
3,273,087	5.500	01/25/36	3,223,739
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
973,457	5.719	04/25/37	812,901
Master Alternative Loans Trust Series 2004-4, Class 1A1
531,031	5.500	05/25/34	554,815
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,254,698	6.500	05/25/34	2,341,646
Master Asset Securitization Trust Series 2003-10, Class 3A1
383,968	5.500	11/25/33	400,821
Master Asset Securitization Trust Series 2003-7, Class 1A1
839,731	5.500	09/25/33	873,707
Master Asset Securitization Trust Series 2004-3, Class 5A1
76,488	6.250	01/25/32	77,603
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
319,361	5.250	08/25/36	323,734
Morgan Stanley Capital I Series 2011-C3, Class A1
5,479,002	2.178	07/15/49	5,612,011
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
735,282	1.946	03/25/33	639,771
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,435,093	5.588	11/25/35	2,997,198
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
3,263,052	6.000	08/25/37	2,803,862
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
2,654,808	2.491	05/25/38	2,109,773
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
3,292,703	5.868	11/25/21	3,073,903
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
222,426	5.263	07/25/35	221,183
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,230,359	4.750	04/25/33	2,252,466
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,097,895	5.750	02/25/34	4,106,169
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
616,774	0.739	07/25/35	467,712
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
1,118,157	6.000	07/25/32	1,117,795

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust Series 2004-A6, Class A1
$ 2,328,011	5.000%	08/25/19	$2,347,384
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
577,514	6.000	05/25/33	606,156
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
866,377	5.500	11/25/35	796,844
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
2,071,389	5.750	12/25/35	1,932,626
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
1,595,664	5.500	12/25/21	1,658,166
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
963,762	0.550	11/20/34	870,349
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,984,514	2.848	10/25/34	1,624,706
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
650,243	2.807	04/25/34	559,303
Structured Asset Securities Corp. Series 2003-20, Class 1A1
2,417,017	5.500	07/25/33	2,514,766
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,183,864	2.776	10/25/33	1,133,442
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,736,570	2.734	11/25/33	1,633,557
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
956,475	2.698	11/25/33	898,336
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
2,883,057	5.710	06/25/34	2,905,758
Structured Asset Securities Corp. Series 2005-6, Class 5A2
398,788	5.000	05/25/35	398,854
Structured Asset Securities Corp. Series 2005-6, Class 5A4
418,021	5.000	05/25/35	406,840
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
5,990,327	1.524	01/10/45	6,035,081
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
1,780,137	5.500	06/25/20	1,775,986
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
326,147	5.250	01/25/20	337,665
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,111,781	5.037	09/25/35	976,559
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	80,773

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
$ 983,459	5.250%		03/25/37	$952,383
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
3,192,412	2.501		02/15/44	3,257,901
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
4,732,551	1.607		06/15/44	4,758,968

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $151,269,130)				$167,567,973

Commercial Mortgage Obligations – 0.3%
GNMA Series 2003-16, Class B
$ 1,736,859	4.490%		08/16/25	$1,785,887
GNMA Series 2003-38, Class JC(b)
91,577	7.651		08/16/42	99,944

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,782,461)				$1,885,831

Mortgage-Backed Pass-Through Obligations – 2.0%
FHLMC
$ 15,043	6.000%		12/01/13	$16,602
32,835	8.500		02/01/19	36,711
74,690	8.500		03/01/21	84,581
517,698	7.000		05/01/26	614,436
35,013	7.000		10/01/30	41,618
73,174	7.500		12/01/30	89,242
144,943	7.500		01/01/31	177,047
267,278	7.000		08/01/31	315,366
3,449,725	5.000		05/01/33	3,845,567
553,788	2.479	(b)	05/01/34	582,215
940,158	5.231	(b)	01/01/36	1,007,221
FNMA
27,448	6.000		12/01/13	28,616
9,278	6.500		07/01/14	10,455
38,679	9.000		11/01/21	43,798
77,599	9.000		02/01/25	90,617
16,245	6.500		03/01/26	18,693
25,914	8.000		07/01/28	29,573
104,611	6.500		10/01/28	120,375
67,872	2.330	(b)	12/01/28	68,658
76,742	6.000		07/01/29	86,026
74,706	7.500		09/01/29	90,936
69,828	7.000		03/01/31	83,140
27,976	7.500		03/01/31	34,145
140,368	7.000		11/01/31	166,316
201,275	7.000		01/01/32	238,481
751,944	6.000		12/01/32	844,556
103,374	5.216	(b)	02/01/33	109,856
982,671	5.000		07/01/33	1,068,712
527,560	2.530	(b)	10/01/34	560,147
1,234,527	5.092	(b)	02/01/35	1,324,916

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 164,226	8.000%	02/15/22	$194,748
76,983	7.500	08/20/25	92,140
332,076	7.500	07/20/26	398,743
350,702	6.500	04/15/31	408,122
291,021	6.500	05/15/31	338,670
1,420,076	5.500	04/15/33	1,596,892

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $13,376,349)			$14,857,937

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $166,427,940)			$184,311,741

Corporate Obligations – 32.8%
Aerospace/Defense – 0.8%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$1,152,125
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,430,188
United Technologies Corp.
2,000,000	5.700	04/15/40	2,412,486

			5,994,799

Auto Manufacturers(a) – 0.4%
Daimler Finance NA LLC
3,000,000	2.300	01/09/15	3,061,428

Beverages – 0.6%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,769,168
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,852,857

			4,622,025

Cable TV – 0.5%
Comcast Corp.
1,500,000	5.700	07/01/19	1,786,327
1,250,000	6.400	05/15/38	1,515,908

			3,302,235

Chemicals – 0.4%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,069,804
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,107,304

			3,177,108

Commercial Banks – 3.0%
Bank of Montreal(a)
2,000,000	1.950	01/30/17	2,041,398
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,016,782
2,000,000	5.125	01/08/20	2,106,166

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Commonwealth Bank of Australia(a)
$ 3,400,000	2.250%	03/16/17	$3,439,056
Credit Suisse New York
1,500,000	5.000	05/15/13	1,556,881
3,000,000	5.400	01/14/20	3,092,082
KeyBank NA
2,540,000	5.800	07/01/14	2,755,354
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,181,162
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,363,150

			22,552,031

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,874,388

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	2,019,260

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	2,047,220

Diversified Manufacturing – 0.9%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,604,312
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,149,343
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,105,814

			6,859,469

Electric – 2.6%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,399,690
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,745,575
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,568,153
PacifiCorp
2,400,000	5.650	07/15/18	2,891,090
2,000,000	3.850	06/15/21	2,187,264
900,000	6.100	08/01/36	1,148,921
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,819,355
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,699,966
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	493,431

			18,953,445

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – 9.6%
AXA Equitable Life Insurance Co.(a)
$ 6,220,000	7.700%	12/01/15	$7,173,010
Bank of America Corp.
2,000,000	3.700	09/01/15	2,013,768
1,270,000	5.750	12/01/17	1,346,784
2,000,000	5.700	01/24/22	2,099,540
Bank One Corp.
1,000,000	8.530	03/01/19	1,250,244
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,507,045
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	3,142,062
Citigroup, Inc.
2,750,000	6.010	01/15/15	2,975,907
General Electric Capital Corp.
2,000,000	5.625	05/01/18	2,318,048
Hyundai Capital America(a)
3,250,000	3.750	04/06/16	3,350,393
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,568,000
JPMorgan Chase & Co.
2,000,000	4.350	08/15/21	2,094,048
Merrill Lynch & Co., Inc.
2,250,000	6.400	08/28/17	2,432,284
1,270,000	6.875	04/25/18	1,415,214
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	7,717,225
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,717,634
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,811,976
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,620,425
Royal Bank of Canada
3,390,000	2.625	12/15/15	3,557,005
Scottrade Financial Services, Inc.(a)
3,300,000	6.125	07/11/21	3,304,231
SunTrust Capital VIII
2,670,000	6.100	12/15/36	2,655,315
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,937,030
The Bank of New York Mellon Corp.
2,000,000	2.400	01/17/17	2,070,048
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,116,463

			71,193,699

Food – 0.2%
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,294,247

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
$ 2,650,000	5.375%	06/01/18	$3,165,936

Health Technology – 0.3%
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,109,008

Industrial – 0.5%
Joy Global, Inc.
1,800,000	5.125	10/15/21	1,985,580
Receipts on Corporate Securities Trust NSC-1998-1
1,757,446	6.375	05/15/17	1,842,735

			3,828,315

Insurance – 1.8%
Aegon NV
2,650,000	4.625	12/01/15	2,817,408
American International Group, Inc.
1,000,000	3.650	01/15/14	1,021,481
2,000,000	4.875	09/15/16	2,132,834
1,000,000	5.450	05/18/17	1,084,058
Genworth Financial, Inc.
2,000,000	7.625	09/24/21	1,974,796
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,274,860
2,100,000	5.000	06/01/21	2,224,837

			13,530,274

Metals & Mining – 0.6%
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,341,061
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,038,048

			4,379,109

Multimedia – 0.5%
CBS Corp.
2,600,000	8.200	05/15/14	2,953,072
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,024,452

			3,977,524

Oil & Gas – 2.7%
Apache Corp.
1,360,000	7.375	08/15/47	1,898,890
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,142,422
BP Capital Markets PLC
3,500,000	1.700	12/05/14	3,552,363
3,530,000	3.875	03/10/15	3,780,831
Phillips 66(a)
1,000,000	2.950	05/01/17	1,026,122
Tosco Corp.
2,095,000	8.125	02/15/30	3,040,849

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
Valero Energy Corp.
$ 2,980,000	6.125%	06/15/17	$3,486,198

			19,927,675

Pharmaceuticals(a) – 0.4%
Express Scripts Holding Co.
3,025,000	3.500	11/15/16	3,196,321

Real Estate – 1.6%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,363,940
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,090,890
ProLogis LP
2,000,000	6.125	12/01/16	2,248,028
Simon Property Group LP
1,000,000	6.750	05/15/14	1,091,844
2,000,000	4.200	02/01/15	2,145,852
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,092,898

			12,033,452

Retail – 0.2%
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,635,885

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,141,900

Telecommunications – 0.7%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,422,296
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,555,410

			4,977,706

Utilities – 1.2%
GTE Corp.
5,310,000	6.840	04/15/18	6,549,890
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,575,938

			9,125,828

Yankee – 1.6%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	817,198
955,000	5.250	12/15/15	1,093,378
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,522,976
UBS AG
7,335,000	7.375	06/15/17	8,213,755

			11,647,307

TOTAL CORPORATE OBLIGATIONS
(Cost $222,167,674)			$243,627,594

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – 14.2%
FFCB
$ 5,000,000	2.625%	04/17/14	$5,221,410
6,135,000	4.500	05/06/14	6,643,610
2,860,000	5.190	04/22/21	3,562,645
FHLB
5,000,000	1.750	08/22/12	5,024,650
5,000,000	4.500	09/16/13	5,288,610
7,000,000	3.625	10/18/13	7,337,876
2,050,000	5.625	06/13/16	2,347,972
2,650,000	7.125	02/15/30	4,002,724
FHLMC
5,000,000	1.625	04/15/13	5,065,815
6,750,000	1.000	07/30/14	6,843,616
3,000,000	0.625	12/29/14	3,012,594
2,860,000	2.875	02/09/15	3,047,464
5,000,000	1.375	08/24/15	5,013,060
2,500,000	5.000	02/16/17	2,968,003
6,500,000	5.500	08/23/17	7,950,793
3,000,000	4.875	06/13/18	3,621,834
FNMA
5,000,000	1.750	02/22/13	5,059,380
3,000,000	1.750	05/07/13	3,044,067
4,500,000	5.000	02/13/17	5,332,284
3,000,000	5.000	05/11/17	3,574,317
6,000,000	5.375	06/12/17	7,278,150
Tennessee Valley Authority
2,326,954	4.929	01/15/21	2,667,364
1,370,955	5.131	01/15/21	1,571,115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $100,962,827)			$105,479,353

U.S. Treasury Obligations – 1.2%
United States Treasury Bonds
$ 3,000,000	3.500%	02/15/39	$3,256,875
United States Treasury Notes
5,000,000	2.750	11/30/16	5,453,125

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,399,837)			$8,710,000

Shares	Description	Rate	Value
Investment Company – 0.7%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.620%	$5,272,949
(Cost $3,961,043)

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(d) – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co.
$17,464,000	0.010%	05/01/12	$17,464,000
Maturity Value: $17,464,005
(Cost $17,464,000)

TOTAL INVESTMENTS – 99.8%
(Cost $679,892,382)			$739,874,494

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			1,852,348

NET ASSETS – 100.0%			$741,726,842

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $78,967,003, which represents approximately 10.6% of net assets as of April 30, 2012.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Repurchase agreement was entered into on April 30, 2012. This agreement was fully collateralized by $17,485,000 U.S. Treasury Bond, 3.125%, due 11/15/41 with a market value of $17,817,652.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
CMB	—Collateralized Mortgage-Backed Obligation
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit
TAC	—Targeted Amortization Class
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/12	AS OF 10/31/11

Corporate Obligations	32.8%	29.7%
Collateralized Mortgage Obligations	22.6	24.1
U.S.Government Agency Obligations	14.2	14.4
Asset-Backed Securities	12.0	10.5
Municipal Bond Obligations	11.6	12.0
Mortgage-Backed Pass-Through Obligations	2.0	2.3
U.S. Treasury Obligations	1.2	2.1
Investment Companies	0.7	0.7
Commercial Mortgage Obligations	0.3	0.7
Government Guarantee Obligations	0.0	0.4
Short-term Investment	2.4	2.5

TOTAL INVESTMENTS	99.8%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	17

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.3%
Commercial — 0.5%
Small Business Administration Series 2006-P10B, Class 1
$ 651,022	5.681%	08/10/16	$711,703

Home Equity(a) — 1.8%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.689	04/25/34	625,220
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,258,523	1.139	08/25/44	1,196,374
Lehman XS Trust Series 2005-7N, Class 1A1A
299,257	0.509	12/25/35	203,827
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	0.939	07/25/34	248,361

			2,273,782

TOTAL ASSET-BACKED SECURITIES
(Cost $2,604,033)			$2,985,485

Mortgage-Backed Obligations – 26.6%
Collateralized Mortgage Obligations – 23.9%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 81,581	6.000%	10/25/33	$83,187
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
471,909	2.744	04/25/35	427,056
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
299,968	5.010	10/25/34	300,431
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
417,883	6.000	02/25/34	439,896
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
742,403	2.839	11/25/33	713,082
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
64,890	5.442	09/20/34	65,867
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
341,438	5.256	11/25/34	334,975
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
356,080	5.500	11/25/33	373,258
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
89,936	4.750	08/25/34	93,332
Citigroup Mortgage Loan Trust, Inc. Series 2004- HYB3, Class 1A(a)
234,444	2.800	09/25/34	230,382
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
339,706	5.250	12/25/33	340,982
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
377,344	5.375	01/25/35	376,185

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
$ 367,461	4.750%	12/25/18	$369,848
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
94,783	5.500	08/25/33	98,766
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
267,575	5.000	02/25/18	272,972
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
364,463	2.771	11/19/33	354,616
FHLMC REMIC PAC Series 023, Class PK
328,464	6.000	11/25/23	349,352
FHLMC REMIC PAC Series 041, Class F
52,487	10.000	05/15/20	57,912
FHLMC REMIC PAC Series 159, Class H
24,560	4.500	09/15/21	25,862
FHLMC REMIC PAC Series 2022, Class PE
73,872	6.500	01/15/28	84,356
FHLMC REMIC PAC Series 2109, Class PE
196,525	6.000	12/15/28	213,304
FHLMC REMIC PAC Series 2345, Class PQ
26,242	6.500	08/15/16	27,247
FHLMC REMIC PAC Series 2522, Class PE
83,903	5.500	03/15/22	84,906
FHLMC REMIC PAC Series 2524, Class PD
96,936	5.500	12/15/31	98,785
FHLMC REMIC PAC Series 2760, Class EC
180,744	4.500	04/15/17	180,922
FHLMC REMIC PAC Series 2836, Class PX
432,933	4.000	05/15/18	446,051
FHLMC REMIC PAC Series 3028, Class MC
258,127	5.000	06/15/29	258,834
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	962,671
FHLMC REMIC PAC Series 3117, Class PC
263,367	5.000	06/15/31	267,726
FHLMC REMIC PAC Series 3841, Class ED
761,246	3.000	07/15/38	776,753
FHLMC REMIC Series 2642, Class DA
173,354	5.000	05/15/22	176,579
FHLMC REMIC Series 2664, Class MA
26,664	5.000	04/15/30	26,659
FHLMC REMIC Series 2830, Class DA
208,983	5.000	07/15/19	211,374
FHLMC REMIC Series 2972, Class CA
295,734	4.500	05/15/20	308,713
FHLMC REMIC Series 3131, Class BA
117,707	5.500	11/15/24	122,068
FHLMC REMIC Series 3146, Class GA
131,891	5.500	11/15/24	137,051

18	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 3634, Class BJ
$ 402,212	3.000%	08/15/27	$411,358
FHLMC REMIC Series 3816, Class HA
1,347,197	3.500	11/15/25	1,438,189
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
27,123	0.000	06/25/22	24,560
FNMA REMIC PAC Series 1992-129, Class L
156,855	6.000	07/25/22	175,752
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(d)
1,893	0.000	10/25/22	1,886
FNMA REMIC PAC Series 1998-36, Class J
53,493	6.000	07/18/28	56,463
FNMA REMIC PAC Series 2001-71, Class MB
148,912	6.000	12/25/16	159,429
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	672,803
FNMA REMIC PAC Series 2003-14, Class AP
351,114	4.000	03/25/33	374,555
FNMA REMIC Series 1991-137, Class H
68,509	7.000	10/25/21	78,260
FNMA REMIC Series 1993-182, Class FA(a)
25,991	1.350	09/25/23	26,526
FNMA REMIC Series 2003-33, Class LD
605,757	4.250	09/25/22	616,660
FNMA REMIC Series 2004-8, Class GC
376,447	4.500	04/25/29	378,556
FNMA REMIC Series 2009-65, Class JA
1,072,200	4.500	06/25/35	1,088,833
FNMA REMIC Series 2009-83, Class A
1,323,423	4.500	08/25/35	1,349,974
FNMA Series 2003-W17, Class 1A6
30,710	5.310	08/25/33	31,556
GNMA Series 1998-12, Class EB
142,178	6.500	05/20/28	144,133
GNMA Series 2001-53, Class F(a)
21,136	0.590	10/20/31	21,167
GSR Mortgage Loan Trust Series 2003-6F, Class A1
250,216	3.000	09/25/32	246,961
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
656,578	5.500	03/25/19	688,371
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
584,546	0.679	05/25/35	452,892
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	2.691	01/25/36	706,045
Impac CMB Trust Series 2003-2F, Class A(a)
1,186,535	5.730	01/25/33	1,201,629
Impac CMB Trust Series 2003-8, Class 2A1(a)
398,794	1.139	10/25/33	354,365

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2004-7, Class 1A1(a)
$ 213,522	0.979%	11/25/34	$180,807
Impac CMB Trust Series 2005-2, Class 2A2(a)
441,948	0.639	04/25/35	377,310
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,708,699	0.589	05/25/36	1,566,516
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
366,465	2.968	10/25/34	331,751
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
606,851	2.634	04/21/34	596,504
Master Asset Securitization Trust Series 2004-3, Class 5A1
36,373	6.250	01/25/32	36,903
MortgageIT Trust Series 2005-1, Class 1A1(a)
2,354,843	0.559	02/25/35	1,927,599
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
1,332,328	0.669	03/25/33	1,254,982
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
84,490	3.374	09/25/34	78,749
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
312,531	4.750	04/25/34	314,370
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
100,930	5.000	05/25/18	104,257
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
22,452	6.250	12/25/23	23,372
Sequoia Mortgage Trust Series 10, Class 1A(a)
172,581	1.040	10/20/27	160,508
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
307,447	0.900	06/20/33	272,047
Structured Asset Securities Corp. Series 2003-20, Class 1A1
631,720	5.500	07/25/33	657,268
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,073,970	2.776	10/25/33	1,028,228
Vendee Mortgage Trust Series 1996-2, Class 1Z
205,943	6.750	06/15/26	242,240
Washington Mutual MSC Mortgage Pass-Through Series 2003- MS8, Class 2A1
596,538	5.000	05/25/18	610,956
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
512,937	5.750	09/25/18	532,335

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,391,364)			$30,689,585

Commercial Mortgage Obligations – 0.5%
GNMA Series 2004-20, Class C
$ 22,160	4.430%	04/16/34	$22,152

The accompanying notes are an integral part of these financial statements.	19

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
GNMA Series 2009-65, Class AF
$ 639,515	4.000%		07/20/39	$688,186

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $693,383)				$710,338

Mortgage-Backed Pass-Through Obligations – 2.2%
FHLMC
$ 76,976	5.500%		08/01/17	$83,658
164,546	5.500		09/01/21	179,034
64,230	6.000		10/01/23	71,087
210,321	5.000		05/01/27	226,798
FNMA
10,171	6.500		09/01/13	10,500
87,750	10.500		11/01/15	93,457
56,854	6.000		07/01/16	62,267
304,956	5.500		05/01/19	333,625
304,795	5.500		06/01/20	333,449
1,657	3.195	(a)	08/01/23	1,749
2,935	9.000		07/01/24	2,945
8,032	2.330	(a)	12/01/28	8,125
42,536	7.000		11/01/31	50,399
471,791	6.000		07/01/33	530,296
517,918	2.513	(a)	02/01/34	550,106
245,998	2.530	(a)	10/01/34	261,193
GNMA
6,924	8.000		07/15/17	7,017
363	2.000	(a)	11/20/24	376
762	3.000	(a)	12/20/24	797
13,686	2.375	(a)	04/20/26	14,196
12,082	1.625	(a)	08/20/26	12,510
14,835	2.375	(a)	01/20/28	15,403

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $2,707,539)				$2,848,987

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $32,792,286)				$34,248,910

Government Guarantee Obligations – 2.6%
Ally Financial, Inc.(e)
$1,000,000	2.200%		12/19/12	$1,012,559
Keybank National Association(e)
400,000	3.200		06/15/12	401,442
U.S. Bancorp(e)
1,000,000	1.800		05/15/12	1,000,581
U.S. Central Credit Union(f)
900,000	1.900		10/19/12	907,018

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS
(Cost $3,295,764)				$3,321,600

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – 54.0%
FFCB
$1,000,000	3.875%		10/07/13	$1,050,852
2,600,000	2.625		04/17/14	2,715,133
1,170,000	3.000		09/22/14	1,241,217
150,000	4.700		08/10/15	169,265
250,000	7.000		09/01/15	303,334
500,000	6.125		12/29/15	597,278
FHLB
1,000,000	3.500		03/08/13	1,027,666
1,500,000	5.125		08/14/13	1,593,969
1,000,000	3.625		10/18/13	1,048,268
1,300,000	1.375		05/28/14	1,329,293
1,560,000	5.250		06/18/14	1,722,580
1,000,000	5.250		09/12/14	1,111,638
2,500,000	5.000		12/21/15	2,888,652
1,000,000	4.000		03/04/16	1,013,118
FHLMC
1,575,000	2.125		09/21/12	1,587,150
1,500,000	4.625		10/25/12	1,532,401
1,800,000	1.625		04/15/13	1,823,693
1,500,000	4.000		06/12/13	1,562,325
2,000,000	4.500		07/15/13	2,102,728
1,560,000	2.500		01/07/14	1,618,349
1,600,000	2.500		04/23/14	1,669,398
790,000	5.000		07/15/14	870,241
1,000,000	4.500		01/15/15	1,108,031
1,200,000	2.875		02/09/15	1,278,656
2,600,000	1.750		09/10/15	2,695,607
1,300,000	5.300		12/01/15	1,505,280
1,250,000	2.500		05/27/16	1,334,338
FNMA
2,000,000	3.625		02/12/13	2,052,524
1,500,000	4.375		03/15/13	1,554,007
1,600,000	2.500		05/15/14	1,671,925
1,500,000	0.875		08/28/14	1,516,161
2,000,000	3.000		09/16/14	2,124,834
1,250,000	4.625		10/15/14	1,378,513
2,000,000	2.625		11/20/14	2,112,426
1,800,000	5.000		04/15/15	2,036,596
2,450,000	2.375		07/28/15	2,590,003
1,000,000	4.375		10/15/15	1,126,808
1,350,000	2.125		10/21/15	1,414,342
2,000,000	1.625		10/26/15	2,065,956
1,800,000	5.000		03/15/16	2,089,930
1,250,000	2.250		06/06/16	1,252,331
1,500,000	1.250		09/28/16	1,517,817
1,000,000	2.125		12/13/16	1,022,759
500,000	2.000	(c)	03/22/27	501,890
2,000,000	1.125		04/27/17	2,008,502
Tennessee Valley Authority
900,000	6.790		05/23/12	903,362

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $67,271,271)				$69,441,146

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 9.0%
United States Treasury Notes
$1,800,000	1.375%	09/15/12	$1,808,226
2,400,000	1.375	11/15/12	2,415,468
1,200,000	1.750	04/15/13	1,217,626
1,200,000	1.750	03/31/14	1,234,077
1,700,000	2.375	10/31/14	1,785,665
1,200,000	2.250	01/31/15	1,261,406
1,800,000	2.125	05/31/15	1,893,938

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,305,679)			$11,616,406

Short-term Investment(g) – 7.2%
Repurchase Agreement – 7.2%
State Street Bank & Trust Co.
$9,288,000	0.010%	05/01/12	$9,288,000
Maturity Value: $9,288,003
(Cost $9,288,000)

TOTAL INVESTMENTS – 101.7%
(Cost $126,557,033)			$130,901,547

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%			(2,246,178)

NET ASSETS – 100.0%			$128,655,369

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $248,361, which represents approximately 0.2% of net assets as of April 30, 2012.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2012. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. Total market value of these securities amounts to $2,414,582, which represents approximately 1.9% of net assets as of April 30, 2012. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.
(f)	Guaranteed by the National Credit Union Administration (“NCUA”) until maturity. Total market value of this security amounts to $907,018, which represents approximately 0.7% of net assets as of April 30, 2012.
(g)	Repurchase agreement was entered into on April 30, 2012. This agreement was fully collateralized by $9,300,000 U.S. Treasury Bond, 3.125%, due 11/15/41 with a market value of $9,476,933.

Investment Abbreviations:
CMB	—Collateralized Mortgage-Backed Obligations
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/12	AS OF 10/31/11

U.S. Government Agency Obligations	54.0%	53.5%
Collateralized Mortgage Obligations	23.9	20.9
U.S. Treasury Obligations	9.0	12.4
Government Guarantee Obligations	2.6	4.0
Asset-Backed Securities	2.3	2.4
Mortgage-Backed Pass-Through Obligations	2.2	2.6
Commercial Mortgage Obligations	0.5	1.1
Short-term Investment	7.2	2.6

TOTAL INVESTMENTS	101.7%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	21

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.1%
Alabama – 0.5%
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A2)
$1,005,000	5.000%	06/01/16	$1,053,099
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA-/Aa3)
65,000	4.500	07/01/23	68,733

			1,121,832

Alaska – 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,126,472

Arizona – 11.2%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	760,403
750,000	4.750	01/01/22	808,830
1,000,000	5.000	01/01/25	1,079,750
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,184,601
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
2,000,000	5.000	07/01/14	2,156,720
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,603,230
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,382,364
Maricopa County AZ Industrial Development Authority Health Facilities Revenue Bonds (Catholic Healthcare West) Series A (A/A2)
1,095,000	5.250	07/01/32	1,172,428
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,354,848
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	980,907
335,000	5.000	07/01/18	385,012
350,000	5.000	07/01/19	398,594
1,100,000	5.125	07/01/22	1,229,239
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa2)
1,070,000	5.000	08/01/27	1,132,563
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA-/Aa3)
3,475,000	5.750	07/15/18	4,179,487

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arizona – (continued)
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
$1,000,000	5.000%	07/01/19	$1,125,470
500,000	5.000	07/01/20	556,825
1,000,000	5.000	07/01/21	1,107,030

			24,598,301

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	570,064

California – 6.3%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,095,390
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
1,500,000	0.000	07/01/27	798,750
Fresno CA Unified School District GO Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	558,450
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA-/Aa2)(a)
3,855,000	0.000	08/01/26	1,980,699
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A-/A3)
600,000	5.000	11/01/16	675,900
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009- 07-1- A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	763,339
Sacramento County CA Airport System Revenue Bonds (A/A2)
1,000,000	5.000	07/01/27	1,109,390
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,202,260
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	2,798,260
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA/Aa1)(a)
880,000	0.000	09/01/23	578,987
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A/Baa2)
800,000	5.250	02/01/23	947,280
Whittier CA Union High School District GO Bonds (Refunding- Capital Appreciation Bonds) Series 2009 (AA-/NR)(a)
5,020,000	0.000	08/01/34	1,294,006

			13,802,711

22	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – 1.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
$1,000,000	4.500%	03/01/20	$1,062,980
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	1,020,180
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
405,000	4.350	11/01/19	426,708
425,000	4.600	11/01/20	450,534
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa2)
250,000	4.500	12/01/23	265,262

			3,225,664

District of Columbia – 0.6%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,263,955

Florida – 9.4%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	963,559
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,150,200
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)(b)
1,500,000	3.100	12/01/20	1,499,970
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aa1)
50,000	5.500	07/01/21	63,573
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,568,640
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
1,000,000	5.000	10/01/22	1,138,110
1,000,000	5.250	10/01/23	1,149,300
1,000,000	5.500	10/01/25	1,149,320
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	811,780
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (NATL-RE) (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,094,690
Miami-Dade County FL GO Bonds (Refunding- Seaport) Series C (AA-/Aa2)
4,000,000	4.500	10/01/19	4,599,360

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA-/Aa3)
$1,805,000	4.000%	04/01/18	$1,974,706
1,260,000	4.000	04/01/19	1,375,076
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series A (NATL-RE) (A+/A1)
1,125,000	5.000	10/01/17	1,304,145
Osceola County FL School Board Certificates of Participation Series A (NATL-RE) (FGIC) (A/Aa3)
465,000	5.000	06/01/15	499,019
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	230,724

			20,572,172

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (BBB/Baa2)
90,000	6.100	10/01/19	111,794
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (BBB/Aa2)
55,000	5.500	08/01/23	68,589
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	538,060

			718,443

Illinois – 13.7%
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL-RE) (FGIC) (BBB/Aa3)
1,000,000	5.250	12/01/18	1,193,920
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Trasit Authority) Series 2006 (AMBAC) (A/A1)
350,000	5.250	03/01/33	380,254
Cook & Du Page Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
1,000,000	5.000	01/01/26	1,100,170
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA-/Aa3)
300,000	6.400	12/01/28	338,502
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/Aa3)(a)
2,320,000	0.000	12/01/22	1,525,980
2,080,000	0.000	12/01/25	1,145,810

The accompanying notes are an integral part of these financial statements.	23

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
$1,000,000	0.000%	01/01/18	$858,180
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,156,815
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	511,106
400,000	5.000	02/01/23	455,832
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa2)
2,000,000	5.250	12/01/22	2,176,960
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	509,334
490,000	4.900	01/01/27	527,872
1,625,000	5.000	01/01/30	1,743,430
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	342,171
405,000	4.000	12/01/18	439,328
420,000	4.250	12/01/19	458,615
440,000	4.500	12/01/20	485,030
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,356,930
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,096,750
Illinois Housing Development Authority Revenue Bonds Homeowner Mortgage Series C-1 (AA/Aa3)
215,000	3.700	02/01/13	217,298
Illinois State GO Bonds (A+/A2)
1,000,000	4.000	04/01/19	1,073,960
Illinois State GO Bonds (First Series) (NATL-RE) (A+/A2)
2,000,000	5.500	08/01/17	2,288,880
Illinois State GO Bonds Series A (A+/A2)
2,000,000	5.000	03/01/17	2,121,600
1,000,000	5.000	03/01/28	1,046,920
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/WR)
435,000	6.150	12/01/12	446,127
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,117,730
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA-/NR)(a)
540,000	0.000	04/01/18	468,429

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
$1,000,000	5.000%	10/01/20	$1,091,870
Will County IL Community Unit School District No. 201 Crete- Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
3,000,000	0.000	11/01/19	2,433,870

			30,109,673

Indiana – 4.1%
Allen County IN War Memorial Revenue Bonds (Refunding- Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	681,126
615,000	5.000	11/01/16	704,181
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	271,870
675,000	6.050	02/01/23	746,833
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
3,000,000	6.860	02/01/29	3,338,640
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	401,774
120,000	5.000	08/01/14	129,816
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,191,632
Indiana State Finance Authority Revenue Bonds (Educational
Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,085,100
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	578,172

			9,129,144

Iowa – 0.0%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
105,000	4.300	07/01/16	106,104

Kansas – 0.4%
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
710,000	5.000	09/01/18	845,291

Kentucky – 1.5%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital
Corp.) Series B (A+/A1)
1,000,000	5.000	02/01/23	1,105,220
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	2,147,228

			3,252,448

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – 6.1%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
$ 5,000,000	5.500%	10/01/25	$5,695,650
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A+/A2)
3,715,000	5.250	10/01/27	4,184,725
Louisiana Public Facilities Authority Revenue Bonds Nineteenth Judicial District Court Series 2007 (NATL-RE) (FGIC) (BBB/A2)
1,000,000	5.000	06/01/16	1,141,770
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,131,779
1,245,000	5.000	02/01/30	1,263,662

			13,417,586

Maine – 1.0%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,125,000
Maine State Housing Authority Mortgage Revenue Bonds Series A-2 (AA+/Aa1)
1,000,000	3.600	11/15/26	1,002,400

			2,127,400

Massachusetts – 3.8%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,750,000	5.100	01/01/25	1,939,140
Massachusetts State Devlopment Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (A-/Baa1)
3,200,000	5.000	07/01/21	3,640,480
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (A-/Baa1)
960,000	5.000	07/01/20	1,090,589
1,415,000	5.000	07/01/21	1,591,195
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (Go of Authority) (AA+/Aa1)
60,000	6.500	07/15/19	73,154

			8,334,558

Michigan – 2.4%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,693,050
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
1,080,000	5.500	02/01/18	1,189,922
Ingham County MI GO Bonds Series 1998 (AGM) (AA+/Aa3)
135,000	5.125	11/01/12	138,249

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (Go of Authority) (AA/NR)
$ 690,000	4.500%	10/01/19	$727,764
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (Go of Authority) (AA/NR)
100,000	0.882	10/01/12	99,996
95,000	1.199	04/01/13	95,059
90,000	1.521	04/01/14	90,306
150,000	1.670	10/01/14	150,636
135,000	1.836	04/01/15	136,133
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (Go of Authority) (AA+/NR)
1,000,000	4.750	12/01/25	1,066,240

			5,387,355

Minnesota – 2.2%
Minnesota State Housing Finance Agency Revenue Bonds (Residential Housing) Series C (Go of Authority GNMA/FNMA/FHLMC) (AA+/Aa1)
3,000,000	3.625	07/01/25	3,032,880
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
565,000	3.800	07/01/17	590,854
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/A1)
1,000,000	5.000	11/15/19	1,175,940

			4,799,674

Missouri – 1.3%
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,562,310
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	105,607
125,000	0.000	02/01/15	116,381
305,000	0.000	02/01/17	264,569
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	279,482
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	518,435

			2,846,784

Montana – 0.2%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
170,000	4.350	06/01/16	174,143
180,000	4.350	12/01/16	184,387

			358,530

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nebraska – 0.4%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
$ 500,000	6.000%	08/15/22	$570,660
Nebraska Investment Finance Authority Revenue Bonds Series F (GNMA/FNMA/FHLMC) (AMT) (AA+/NR)
110,000	4.300	09/01/14	113,088
95,000	4.350	03/01/15	97,075
60,000	4.350	09/01/15	61,548

			842,371

Nevada – 0.5%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/A1)
1,020,000	5.000	07/01/28	1,071,163
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	103,648

			1,174,811

New Hampshire – 0.3%
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa3)
660,000	5.300	07/01/28	703,732

New Jersey – 2.6%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	2,191,580
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds Single Family Home Mortgage Series A (NR/Aa1)
1,000,000	2.500	04/01/16	1,016,070
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
2,465,000	0.000	12/15/26	1,277,092
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	111,124
Perth Amboy NJ GO Bonds (Refunding) Series 2011 (A-/NR)
1,065,000	2.500	02/01/17	1,084,606

			5,680,472

New York – 0.2%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	172,699
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
185,000	5.750	07/01/13	190,678

			363,377

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – 0.7%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
$ 285,000	4.100%	07/01/19	$298,349
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	575,905
635,000	4.450	07/01/17	656,857

			1,531,111

Ohio – 2.5%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/WR)
1,250,000	5.000	12/01/16	1,364,362
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
2,200,000	5.000	11/15/16	2,457,334
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	452,369
1,000,000	5.000	05/01/18	1,148,570

			5,422,635

Oklahoma – 2.7%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,047,890
1,000,000	4.850	09/01/18	1,193,490
1,000,000	5.000	09/01/19	1,202,000
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,275,820
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	160,323

			5,879,523

Oregon – 0.4%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	660,682
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
325,000	5.050	07/01/17	338,907

			999,589

Pennsylvania – 6.3%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	807,121
1,025,000	5.000	10/01/19	1,137,279
1,250,000	5.250	10/01/31	1,322,175

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Lancaster County PA GO Bonds Series C (AGM) (Refunding) (NR/Aa3)
$ 3,235,000	5.000%	11/01/18	$3,849,359
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,208,343
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	877,616
Philadelphia PA Airport Revenue Bonds (Refunding) Series B (AMT) (A+/A2)
1,040,000	5.000	06/15/17	1,168,908
1,445,000	5.000	06/15/18	1,646,924
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
425,000	5.000	08/01/20	456,425
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,429,690

			13,903,840

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa1)
10,000	5.000	07/01/20	11,222

Rhode Island – 1.9%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	268,780
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	522,340
Rhode Island Sate & Providence Plantations Lease Certificate of Participation Energy Conservation Series A (AA-/Aa3)
750,000	3.000	04/01/15	781,267
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,504,544
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
440,000	3.500	04/01/22	453,605
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	180,562
205,000	5.800	12/01/14	205,443
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/WR)
190,000	5.750	12/01/13	190,418

			4,106,959

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – 1.4%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
$ 550,000	5.250%	12/01/22	$606,012
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding- University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	785,505
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/Aa3)
1,000,000	5.000	12/01/22	1,112,980
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA-/Aa2)
175,000	5.500	12/01/15	199,489
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA-/Aa3)
255,000	5.500	12/01/15	289,731

			2,993,717

Tennessee – 0.1%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
220,000	4.250	01/01/14	224,488

Texas – 0.7%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
220,000	5.000	08/01/22	237,767
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa2)
500,000	5.250	09/01/22	530,190
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (AMT) (NATL-RE) (FGIC) (A+/A1)
40,000	5.750	11/01/15	40,158
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	263,618
Lower Colorado River Authority Revenue Bonds (Prerefunded- Refunding) (NR/A1e)(c)
5,000	5.625	05/15/19	6,472
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
85,000	4.600	09/01/19	87,184
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	331,692

			1,497,081

Utah – 0.1%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
320,000	3.850	07/01/16	320,266

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/Baa1)
$ 1,000,000	5.000%	12/15/20	$1,142,680

Virginia – 0.5%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (BBB/NR)
530,000	5.250	07/15/17	613,989
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (BBB/NR)
470,000	5.250	07/15/17	532,849

			1,146,838

Washington – 2.7%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,067,550
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	175,114
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	608,015
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,000,000	4.375	07/01/18	2,179,420
1,750,000	5.250	07/01/25	1,904,752

			5,934,851

West Virginia – 0.5%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,041,330

Wisconsin – 0.8%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	124,530
350,000	5.000	12/01/15	387,223
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
100,000	4.375	05/01/12	100,000
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,139,500

			1,751,253

Wyoming – 1.1%
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	543,408
500,000	2.125	06/01/16	508,235
450,000	2.250	12/01/16	458,262

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – (continued)
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
$ 165,000	4.250%	06/01/14	$169,524
280,000	4.250	12/01/14	289,458
385,000	4.300	12/01/15	394,872

			2,363,759

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $192,049,988)			$206,750,066

Shares	Description	Rate	Value
Investment Company – 2.6%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274		4.601%	$5,647,982
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 3.7%
Repurchase Agreement – 3.7%
State Street Bank & Trust Co.
$8,200,000	0.010%	05/01/12	$8,200,000
Maturity Value: $8,200,002
(Cost $8,200,000)

TOTAL INVESTMENTS – 100.4%
(Cost $205,749,988)			$220,598,048

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(871,127)

NET ASSETS – 100.0%			$219,726,921

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on April 30, 2012. This agreement was fully collateralized by $8,210,000 U.S. Treasury Bond, 3.125%, due 11/15/41 with a market value of $8,366,195.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Investment Abbreviations:
ADFA-GTD	—Guaranteed by Arkansas Development Finance Authority
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/12	AS OF 10/31/11

General Obligations	21.8%	21.4%
Hospital	16.6	15.7
Education	14.5	15.2
General	11.7	11.7
Lease	10.4	10.9
Single Family Housing	6.9	7.1
Transportation	5.5	8.5
Investment Companies	2.6	—
Student	2.1	2.4
Power	1.7	0.8
Water/Sewer	1.2	1.3
Multi Family Housing	0.7	0.8
Crossover	0.5	0.6
Prerefunded/Escrow to Maturity	0.4	0.1
Short-term Investments	3.7	2.4

TOTAL INVESTMENTS	100.4%	98.9%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of Investment Companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	29

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.1%
Arizona – 2.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,079,750
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,384,420
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,287,952
1,215,000	5.150	07/01/24	1,346,475

			7,098,597

California – 1.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
2,000,000	0.000	07/01/27	1,065,000
Sacramento County CA Airport System Revenue Bonds (A/A2)
2,000,000	5.000	07/01/27	2,218,780
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,202,260
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (A+/WR)(a)
2,400,000	0.000	08/01/29	947,952

			5,433,992

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
610,000	4.350	11/01/19	642,696

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,150,200

Idaho – 0.2%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
450,000	5.250	07/01/29	479,223

Illinois – 2.1%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA/NR)
1,500,000	5.250	10/15/27	1,692,825
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	1,056,600
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,100,150

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
$1,000,000	5.500%	08/15/24	$1,121,430
Will County IL Community Unit School District No. 201 Crete- Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
1,500,000	0.000	11/01/19	1,216,935

			6,187,940

Indiana – 1.0%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,225,760
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	560,540

			2,786,300

Iowa – 0.6%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
400,000	5.000	07/01/23	401,060
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,338,599

			1,739,659

Kentucky – 0.1%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
370,000	5.750	07/01/39	385,425

Louisiana – 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,671,522
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,973,910

			9,645,432

Michigan – 0.4%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,016,630

Missouri – 79.0%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	209,826
230,000	3.000	11/01/18	240,226
210,000	3.000	11/01/19	217,663

30	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Arnold MO Certificates of Participation (A+/NR) – (continued)
$ 225,000	3.625%	11/01/22	$234,322
470,000	3.700	11/01/23	488,156
225,000	3.800	11/01/24	233,933
480,000	3.875	11/01/25	496,584
250,000	4.000	11/01/26	259,710
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	537,835
500,000	5.250	03/01/29	534,855
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	157,904
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	165,900
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA-/Aa3)
2,000,000	5.250	07/01/20	2,361,600
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,623,211
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA-/Aa3)
1,000,000	5.000	03/01/18	1,089,550
1,250,000	5.000	03/01/19	1,356,162
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/WR)
300,000	5.500	03/01/14	324,273
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,090,960
3,000,000	4.500	03/01/29	3,252,720
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA-/Aa3)
500,000	5.250	03/01/17	592,375
1,000,000	5.250	03/01/21	1,090,620
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	215,174
215,000	1.900	03/01/14	215,174
220,000	2.250	03/01/15	220,202
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	401,284
1,000,000	5.250	06/01/13	1,038,940
1,550,000	5.500	06/01/16	1,612,108
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,146,990

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
$1,280,000	5.000%	03/01/25	$1,475,750
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	756,431
650,000	5.000	03/01/22	705,016
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	916,474
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	407,880
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	703,204
1,000,000	4.500	12/01/20	1,068,380
400,000	4.500	12/01/22	424,532
Columbia MO School District Certificates of Participation (School District Administration Building Project) Series A (NR/Aa2)
1,045,000	4.840	10/01/36	1,066,673
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	403,560
Fenton MO Certificates of Participation (Refunding) (AA-/NR)
565,000	2.000	01/01/13	569,345
Florissant MO Certificates of Participation (ETM) (NATL-RE) (FGIC) (NR/A1)
560,000	5.000	08/01/12	566,608
Florissant MO Certificates of Participation (NATL-RE) (FGIC) (NR/A1)(b)
1,435,000	5.000	08/01/12	1,451,933
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,252,865
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	779,324
935,000	5.000	03/01/18	1,038,729
945,000	5.000	03/01/19	1,040,917
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (NR/NR)
610,000	5.875	12/01/30	611,494
1,300,000	6.250	12/01/35	1,302,392
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (NATL-RE) (FGIC) (NR/WR)
395,000	5.000	12/01/15	401,723
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	511,385

The accompanying notes are an integral part of these financial statements.	31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
$ 200,000	5.000%	09/01/20	$217,724
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A3)
425,000	2.500	07/01/15	437,801
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A3)
450,000	2.000	03/01/13	454,144
280,000	2.500	03/01/15	287,406
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	537,415
Hannibal MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Hannibal Regional Hospital) (BBB+/NR)
650,000	3.500	09/01/12	655,726
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
2,300,000	5.000	03/01/19	2,381,650
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	530,675
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
395,000	4.600	06/01/29	398,030
Independence MO School District (Direct Deposit Program) Series A (AA+/NR)
2,000,000	5.250	03/01/30	2,367,080
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,664,575
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa2)
1,250,000	5.000	03/01/22	1,401,225
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	572,713
555,000	4.500	12/01/20	594,522
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	553,285
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	568,255
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,360,000	5.000	12/01/22	1,482,794

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
$ 900,000	3.500%	12/01/18	$967,275
920,000	3.850	12/01/20	994,649
500,000	4.350	12/01/23	541,945
820,000	4.500	12/01/24	883,452
Jackson County MO Special Obligation Revenue Bonds Series A (NATL-RE) (NR/Aa3)
890,000	5.500	12/01/12	915,320
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/WR)
1,000,000	5.250	12/01/15	1,021,660
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	315,824
435,000	4.000	12/01/21	470,887
425,000	4.000	12/01/22	458,452
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	474,574
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,314,221
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
555,000	5.500	02/15/14	587,640
2,570,000	5.500	02/15/29	2,697,652
1,000,000	5.500	02/15/31	1,069,570
1,500,000	5.750	02/15/35	1,562,085
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,378,552
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Dowtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,392,459
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,119,240
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,215,062
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/A1e)
55,000	3.000	01/01/15	58,660
Kansas City MO Special Obligation (Unrefunded-Refunding Kansas City MO Project) Series B (AA-/A1)
445,000	3.000	01/01/15	463,766
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,842,545

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
$ 245,000	6.431%	04/01/18	$252,845
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,716,443
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	540,470
Kirkwood MO Certificates of Participation (Build America Bonds- Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	541,075
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	803,430
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	578,165
545,000	5.000	03/01/22	625,284
500,000	5.000	03/01/23	571,415
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa2)
1,000,000	5.250	07/01/12	1,003,580
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa2)
480,000	5.000	07/01/20	481,579
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA-/Aa3)
1,620,000	4.750	03/01/16	1,718,480
850,000	4.750	03/01/17	899,444
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,928,269
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,228,300
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA-/Aa3)
830,000	5.250	03/01/21	945,727
700,000	5.250	03/01/22	794,850
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,062,820
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A-/NR)
1,000,000	6.125	04/01/29	1,035,140

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
$ 700,000	4.000%	11/01/13	$728,413
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Eastland Center Project) Series A (A-/NR)
150,000	4.500	04/01/22	157,887
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Independence-Centerpoint Project) (A-/NR)
935,000	4.750	04/01/28	971,026
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Prerefunded-State Revolving Funds Program) Series B (Go of Authority) (NR/NR)(b)
705,000	5.000	01/01/13	727,250
715,000	5.125	01/01/13	738,152
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	482,460
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,307,772
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series A (NR/Aaa)
420,000	5.200	07/01/12	421,667
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (Go of Authority) (NR/Aaa)
415,000	5.125	01/01/18	425,549
20,000	5.000	01/01/22	20,416
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	534,959
525,000	4.000	10/01/18	574,959
545,000	4.000	10/01/19	589,625
400,000	3.500	10/01/21	407,720
1,850,000	5.250	10/01/41	1,953,970
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,051,070
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011 (A/NR)
670,000	3.000	12/01/14	704,894

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
$2,270,000	5.000%	12/01/25	$2,508,032
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,187,691
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,290,308
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,378,884
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,096,710
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,571,276
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	533,542
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,288,820
2,000,000	5.000	04/01/25	2,229,520
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,197,380
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,084,460
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA-/Aa3)
2,000,000	5.000	11/15/14	2,168,160
1,000,000	5.000	11/15/19	1,166,950
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,178,877
1,545,000	5.000	02/15/20	1,718,720
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,398,699
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	641,793

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
$ 500,000	4.375%	07/01/30	$508,090
3,420,000	4.750	07/01/42	3,497,805
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
890,000	3.950	05/01/21	917,385
1,050,000	3.950	11/01/21	1,082,308
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
1,045,000	0.650	11/01/13	1,046,557
345,000	1.000	05/01/14	345,611
250,000	1.500	05/01/15	251,243
315,000	3.600	11/01/23	324,781
490,000	3.750	05/01/24	504,729
400,000	3.800	05/01/25	412,404
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,720,577
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (BBB/Baa2)
525,000	5.450	03/01/14	526,722
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/Aa3)
1,430,000	5.250	03/01/21	1,610,523
Nixa MO Electric System Revenue Bonds (XLCA) (NR/WR)(b)
1,000,000	4.750	04/01/13	1,040,740
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA-/Aa3)
1,000,000	5.000	11/15/18	1,030,960
1,000,000	5.000	11/15/19	1,027,620
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	281,900
280,000	3.000	04/01/19	284,374
265,000	3.250	04/01/20	270,266
275,000	4.000	04/01/21	290,812
315,000	4.000	04/01/22	329,909
385,000	4.500	04/01/27	402,186
405,000	4.500	04/01/28	421,330
425,000	4.625	04/01/29	443,496
445,000	4.750	04/01/30	466,333
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,540,960
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	2,956,794

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
$2,130,000	5.250%	11/01/17	$2,438,381
1,000,000	5.250	11/01/18	1,160,010
2,000,000	5.250	11/01/19	2,345,420
O’Fallon MO GO Refunding Bonds Series 2005 (AMBAC) (NR/Aa2)
1,815,000	5.000	03/01/14	1,967,224
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,236,004
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA-/NR)
1,500,000	5.000	03/01/19	1,816,710
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/Aa3)
440,000	5.000	03/01/22	496,769
Parkville MO GO Notes (Brush Creek Drain Area Neighborhood Temporary Notes) Series A (SP-1+/NR)
2,210,000	2.000	08/01/12	2,211,856
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,932,976
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	502,799
850,000	5.000	12/01/20	970,912
Raytown MO Annual Appropriation- Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	152,474
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	101,630
100,000	4.700	07/01/27	101,464
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	382,972
175,000	2.500	05/01/15	178,350
150,000	2.650	05/01/16	154,484
330,000	2.500	08/01/16	337,626
125,000	3.000	05/01/17	130,188
345,000	3.000	08/01/17	359,462
150,000	3.150	05/01/18	156,246
360,000	3.000	08/01/18	371,603
150,000	3.300	05/01/19	156,557
250,000	3.500	05/01/20	260,015
300,000	3.750	05/01/21	312,762
325,000	3.875	05/01/22	338,322
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,963,921

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
$ 1,000,000	5.250%	05/01/20	$1,047,310
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	467,968
500,000	5.500	03/01/15	525,575
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	602,635
575,000	6.850	03/01/29	641,821
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,088,610
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	213,758
530,000	4.500	11/01/19	589,280
610,000	4.500	11/01/20	669,310
645,000	4.750	11/01/21	710,713
685,000	4.750	11/01/22	750,760
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	424,224
405,000	4.750	11/01/22	443,880
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	3,040,270
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,214,765
100,000	5.200	12/01/31	105,702
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NATL-RE) (NR/Baa2)
530,000	5.000	12/01/12	541,215
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	683,260
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,338,225
St. Charles MO Certificates of Partipation Series 2012 (NR/A1e)
1,000,000	3.000	05/01/22	1,015,170
St. Charles MO Certificates of Participation Series B (NR/A1)(b)
1,000,000	5.500	05/01/13	1,052,420
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	105,741
735,000	5.200	06/01/24	774,462

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
$ 490,000	5.000%	11/15/15	$511,408
515,000	5.000	11/15/16	539,416
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	444,712
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA-/Aa3)
2,000,000	5.000	07/01/24	2,092,320
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	109,421
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,297,783
1,345,000	4.000	08/01/14	1,420,441
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (BBB/Baa2)
100,000	5.140	12/15/14	106,775
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,898,507
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,179,906
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	311,706
345,000	3.000	03/01/18	361,557
360,000	3.000	03/01/19	373,464
385,000	3.150	03/01/21	396,585
700,000	3.300	03/01/23	719,061
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	226,393
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
405,000	2.700	04/15/16	407,766
470,000	3.250	04/15/18	473,196
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	744,581

			231,613,933

Nevada – 0.9%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series E (AGM) (AA-/Aa3)
2,505,000	5.400	07/01/33	2,759,834

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
$1,000,000	5.000%	10/01/25	$1,054,710
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,059,030

			2,113,740

Puerto Rico – 1.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa1)
555,000	5.000	07/01/22	617,110
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance-Government Facilities) Series l (BBB/Baa1)
2,320,000	5.250	07/01/33	2,355,775

			2,972,885

Washington – 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,500,000	5.250	07/01/25	2,721,075

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $261,351,608)			$278,747,561

Shares	Description	Rate	Value
Investment Company – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803		4.601%	$7,188,341
(Cost $7,000,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.2%
Repurchase Agreement – 3.2%
State Street Bank & Trust Co.
$9,492,000	0.010%	05/01/12	$9,492,000
Maturity Value: $9,492,003
(Cost $9,492,000)

TOTAL INVESTMENTS – 100.8%
(Cost $277,843,608)			$295,427,902

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(2,408,765)

NET ASSETS – 100.0%			$293,019,137

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on April 30, 2012. This agreement was fully collateralized by $9,505,000 U.S. Treasury Bond, 3.125% due 11/15/41 with a market value of $9,685,833.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
GTD	—Guaranteed
NATL-RE	—Insuredby National Reinsurance Corp.
NR	—Not Rated
Radian	—Insuredby Radian Asset Assurance
WR	—WithdrawnRating
XLCA	—Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/12	AS OF 10/31/11

General Obligations	23.9%	23.4%
Lease	21.3	23.4
Hospital	17.6	18.2
General	12.4	10.6
Education	6.7	6.1
Water/Sewer	3.9	4.9
Transportation	3.3	5.5
Investment Companies	2.5	—
Single Family Housing	2.3	2.1
Multi Family Housing	1.6	1.7
Prerefunded/Escrow to Maturity	1.5	1.1
Crossover	0.4	0.4
Power	0.2	0.6
Short-term Investments	3.2	0.9

TOTAL INVESTMENTS	100.8%	98.9%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of Investment Companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	37

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 93.5%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$485,888

California – 2.1%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
670,000	0.000	07/01/27	356,775
Sacramento County CA Airport System Revenue Bonds (A/A2)
500,000	5.000	07/01/27	554,695
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)(a)
2,275,000	0.000	08/01/24	1,341,590

			2,253,060

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	950,940
Will County IL Community Unit School District No. 201 Crete- Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
500,000	0.000	11/01/19	405,645

			1,356,585

Indiana – 2.0%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,112,880
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	1,051,210

			2,164,090

Iowa – 0.2%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
205,000	5.000	07/01/23	205,543

Kansas – 76.2%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,192,089
1,140,000	5.000	12/01/28	1,238,530
1,195,000	5.000	12/01/29	1,290,779
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/WR)(b)
1,000,000	4.750	08/01/12	1,011,060
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (BBB+/A3)
190,000	4.850	06/01/31	198,561

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
$ 500,000	5.000%	09/01/18	$615,095
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,158,730
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
1,095,000	4.150	12/01/27	1,139,030
City of Abilene KS Public Building Commission Revenue Bonds Series 2012 (A+/NR)
1,750,000	5.025	12/01/35	1,856,855
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,068,658
235,000	4.000	09/01/18	264,587
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
1,015,000	2.000	12/01/13	1,027,160
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
1,000,000	5.000	08/01/12	1,011,450
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA-/Aa3)
495,000	5.000	09/01/15	550,851
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,015,180
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	865,710
500,000	4.000	09/01/20	578,010
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,064,854
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) (A+/NR)
1,000,000	5.000	10/01/24	1,171,820
1,185,000	5.000	10/01/25	1,374,849
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (A+/WR)
500,000	6.000	10/01/16	600,420
1,770,000	5.000	10/01/18	1,914,379
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	1,033,299
975,000	5.000	10/01/23	1,085,672
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	220,300

38	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA-GTD) (AAA/Aaa)
$ 275,000	5.000%	12/01/19	$279,887
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A-/NR)
825,000	5.500	09/01/36	925,972
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
600,000	5.000	09/01/33	657,060
600,000	5.000	09/01/34	653,124
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	793,688
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,174,070
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	884,880
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa2)
1,270,000	5.250	05/01/13	1,274,623
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	526,780
1,425,000	5.250	07/01/31	1,513,336
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,467,331
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,239,286
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/Aa3)
2,000,000	3.500	06/01/23	2,097,760
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,086,150
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa2)
400,000	5.000	05/01/12	400,000
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
500,000	5.000	11/01/16	584,565
2,000,000	5.000	11/01/27	2,255,240
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/WR)
1,600,000	5.000	08/01/17	1,678,720

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
$1,000,000	5.250%	11/01/22	$1,145,330
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)(b)
1,500,000	6.000	04/01/13	1,579,575
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/WR)
600,000	5.000	06/01/13	602,034
630,000	5.000	06/01/14	631,770
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250	01/01/25	2,022,825
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,233,512
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,097,834
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	342,306
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A1)
1,000,000	5.375	07/01/14	1,047,270
455,000	5.375	07/01/15	476,667
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,694,857
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,263,240
315,000	5.250	09/01/29	355,770
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (BBB/Baa2)
150,000	5.000	09/01/20	164,160
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	358,177
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (BBB/Baa2)
1,650,000	5.000	09/01/17	1,869,582
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,327,203
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	547,485

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
$ 400,000	5.500%	09/01/15	$458,480
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (BBB/WR)(b)
680,000	5.250	09/01/12	691,200
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,168,740
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA-/NR)
1,500,000	5.000	11/01/32	1,607,700
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) (AMT) Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
770,000	5.250	12/01/38	795,279
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	213,456
Shawnee County KS GO Bonds (Refunding & Improvement) (NR/Aa2)
360,000	3.000	09/01/12	363,337
Topeka KS GO Bonds (Refunding) Series B (NR/Aa2)
1,360,000	2.500	08/15/19	1,393,266
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa2)
535,000	5.000	06/01/16	620,065
1,000,000	5.000	06/01/23	1,197,520
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa2)
300,000	5.000	06/01/23	359,256
475,000	5.000	06/01/24	564,884
Topeka KS Sales Tax Revenue Bonds (Refunding Boulevard Bridge) Series 2011 (NR/Aa3)
2,560,000	3.000	12/15/16	2,762,854
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (BBB/Aa2)(b)
1,000,000	5.000	10/01/13	1,066,720
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,158,030
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A1)
1,595,000	5.000	09/01/21	1,722,568
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,664,503

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/WR)
$1,000,000	5.250%	09/01/17	$1,198,680
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (AGM) (AA-/Aa2)
160,000	5.000	09/01/12	162,520

			80,969,055

Louisiana – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,278,260

Massachusetts – 0.4%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
425,000	5.300	01/01/30	466,710

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	638,100

Puerto Rico – 6.7%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB/Baa1)
475,000	5.500	07/01/16	530,171
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA-/Aa3)
425,000	5.500	07/01/15	469,370
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A3)
500,000	6.250	07/01/13	528,120
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa1)(b)
345,000	5.250	07/01/13	364,737
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/Baa1)
1,275,000	5.000	07/01/21	1,413,516
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/Baa1)
1,000,000	5.250	07/01/21	1,126,280
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/Baa1)
1,625,000	5.250	07/01/40	1,676,009
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance-Government Facilities) Series l (BBB/Baa1)
1,000,000	5.250	07/01/33	1,015,420

			7,123,623

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/Aa3)
$ 500,000	5.000%	12/01/28	$542,910

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
750,000	5.250	07/01/25	816,322

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $92,991,856)			$99,300,146

Shares	Description	Rate	Value
Investment Company – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184		4.601%	$2,669,955
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.2%
Repurchase Agreement – 3.2%
State Street Bank & Trust Co.
$3,428,000	0.010%	05/01/12	$3,428,000
Maturity Value: $3,428,001
(Cost $3,428,000)

TOTAL INVESTMENTS – 99.2%
(Cost $99,019,856)			$105,398,101

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			887,504

NET ASSETS – 100.0%			$106,285,605

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on April 30, 2012. This agreement was fully collateralized by $3,435,000 U.S. Treasury Bond, 3.125%, due 11/15/41 with a market value of $3,500,351.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA-GTD	—Guaranteedby Arkansas Development Finance Authority
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
BHAC	—BerkshireHathaway Assurance Corp.
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NATL-RE	—Insuredby National Reinsurance Corp.
NR	—NotRated
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 4/30/12	AS OF 10/31/11

General Obligations	32.1%	34.4%
Hospital	14.7	11.5
Lease	13.6	12.2
Education	8.4	12.7
General	7.0	7.2
Transportation	5.2	5.6
Prerefunded/Escrow to Maturity	4.4	4.3
Power	4.0	4.1
Investment Companies	2.5	—
Water/Sewer	1.7	2.8
Crossover	1.0	1.0
Single Family Housing	0.9	1.1
Student	0.4	0.4
Short-term Investments	3.2	1.2

TOTAL INVESTMENTS	99.2%	98.5%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of Investment Companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (cost $85,099,199, $79,208,856, $46,180,518, $679,892,382, $126,557,033, $205,749,988, $277,843,608 and $99,019,856, respectively)	$106,088,833	$87,478,865	$58,322,926
Cash	290,019	342	838
Receivables:
Fund shares sold	70,892	93,174	12,171
Interest and dividends	62,831	125,295	32,393
Reimbursement from adviser	2,107	—	—
Total Assets	106,514,682	87,697,676	58,368,328

Liabilities:
Payables:
Investments purchased	—	—	—
Dividends and distributions	—	—	—
Fund shares redeemed	34,461	137,979	42,136
Advisory fees	65,042	22,483	35,564
Deferred trustee fees	46,474	28,829	19,956
Administrative fees	13,008	10,701	7,113
Accrued expenses	83,148	59,367	59,056
Total Liabilities	242,133	259,359	163,825

Net Assets:
Paid-in capital	87,066,788	88,605,706	43,935,002
Undistributed (distributions in excess of) net investment income	230,052	136,164	39,671
Accumulated net realized gain (loss)	(2,013,925)	(9,573,562)	2,087,422
Net unrealized gain	20,989,634	8,270,009	12,142,408
Net Assets	$106,272,549	$87,438,317	$58,204,503

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	3,629,930	3,796,127	1,697,752
Net asset value (net assets/shares outstanding)	$29.28	$23.03	$34.28

42	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$739,874,494	$130,901,547	$220,598,048	$295,427,902	$105,398,101
758	737	883	834	796

1,002,277	57,086	183,486	643,833	53,300
6,410,317	633,211	2,207,883	3,276,527	1,186,466
—	14,635	10,816	17,173	11,158
747,287,846	131,607,216	223,001,116	299,366,269	106,649,821

1,670,870	2,507,189	2,500,000	5,307,261	—
2,011,078	161,760	535,011	662,051	234,063
1,037,656	108,681	14,610	96,133	2,903
303,971	52,636	89,394	119,089	43,246
146,524	40,868	42,063	45,538	18,292
91,191	15,791	26,818	35,726	12,974
299,714	64,922	66,299	81,334	52,738
5,561,004	2,951,847	3,274,195	6,347,132	364,216

687,127,022	137,274,242	201,900,483	274,517,791	99,316,019
(2,816,649)	(1,559,611)	206,076	(42,724)	(43,088)
(2,565,643)	(11,403,776)	2,772,302	959,776	634,429
59,982,112	4,344,514	14,848,060	17,584,294	6,378,245
$741,726,842	$128,655,369	$219,726,921	$293,019,137	$106,285,605

35,963,504	7,093,237	10,838,291	14,515,704	5,355,799
$20.62	$18.14	$20.27	$20.19	$19.84

The accompanying notes are an integral part of these financial statements.	43

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2012 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$31	$81	$33
Dividends	813,787	1,505,326	390,158
Total Investment Income	813,818	1,505,407	390,191

Expenses:
Advisory fees	372,786	125,356	207,039
Administration fees	74,557	62,678	41,408
Shareowner servicing fees	40,179	7,101	8,558
Custody and accounting fees	23,124	25,519	26,203
Transfer Agent fees	37,256	39,823	25,204
Professional fees	14,683	13,601	12,348
Registration fees	9,372	10,599	6,993
Trustee fees	3,174	2,936	1,866
Printing and mailing fees	3,188	1,619	1,683
Other	8,741	5,359	5,207
Total Expenses	587,060	294,591	336,509
Less — expense reimbursements	(25,395)	(2,096)	—
Net Expenses	561,665	292,495	336,509
Net Investment Income	252,153	1,212,912	53,682

Realized and unrealized gain:
Net realized gain	2,341,507	540,640	2,092,940
Net change in unrealized gain	11,478,108	6,697,036	3,669,796
Net realized and unrealized gain	13,819,615	7,237,676	5,762,736
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,071,768	$8,450,588	$5,816,418

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$17,688,362	$1,540,805	$4,186,745	$5,588,938	$2,012,928
130,691	—	67,022	85,299	31,684
17,819,053	1,540,805	4,253,767	5,674,237	2,044,612

1,835,931	319,214	531,486	703,779	258,372
550,779	95,764	159,446	211,134	77,511
257,030	26,084	29,691	68,132	22,419
75,346	34,580	42,467	50,169	30,556
53,962	20,227	18,998	28,341	16,264
64,440	17,193	21,460	26,291	15,967
14,629	11,460	15,600	6,180	12,494
25,872	4,523	7,612	9,920	3,711
22,096	4,015	5,107	7,939	3,031
42,482	8,723	12,577	17,279	6,625
2,942,567	541,783	844,444	1,129,164	446,950
—	(107,665)	(100,365)	(143,884)	(85,233)
2,942,567	434,118	744,079	985,280	361,717
14,876,486	1,106,687	3,509,688	4,688,957	1,682,895

2,098,128	237,178	2,772,115	960,134	634,615
7,407,684	209,129	7,401,544	7,116,972	2,561,460
9,505,812	446,307	10,173,659	8,077,106	3,196,075
$24,382,298	$1,552,994	$13,683,347	$12,766,063	$4,878,970

The accompanying notes are an integral part of these financial statements.	45

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Fiscal Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Fiscal Year Ended October 31, 2011
From Operations:
Net investment income (loss)	$252,153	$587,272	$1,212,912	$1,245,176
Net realized gain	2,341,507	5,761,452	540,640	8,796,497
Net change in unrealized gain (loss)	11,478,108	(1,509,994)	6,697,036	(2,801,984)
Net increase in net assets resulting from operations	14,071,768	4,838,730	8,450,588	7,239,689

Distributions to Shareholders:
From net investment income	(424,930)	(599,906)	(1,175,922)	(1,167,927)
From net realized gains	—	—	—	—
Total distributions to shareholders	(424,930)	(599,906)	(1,175,922)	(1,167,927)

From Share Transactions:
Proceeds from sales of shares	5,322,388	19,330,753	24,090,873	32,649,942
Reinvestment of distributions	194,252	243,853	259,821	228,594
Cost of shares redeemed	(9,746,658)	(46,524,739)	(15,212,369)	(17,856,591)
Net increase (decrease) in net assets resulting from share transactions	(4,230,018)	(26,950,133)	9,138,325	15,021,945
TOTAL INCREASE (DECREASE)	9,416,820	(22,711,309)	16,412,991	21,093,707

Net Assets:
Beginning of period	96,855,729	119,567,038	71,025,326	49,931,619
End of period	$106,272,549	$96,855,729	$87,438,317	$71,025,326
Undistributed (distributions in excess of) net investment income (loss)	$230,052	$402,829	$136,164	$99,174

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2012 (Unaudited)	For the Fiscal Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Fiscal Year Ended October 31, 2011

$53,682	$(110,648)	$14,876,486	$29,042,962
2,092,940	4,859,446	2,098,128	2,699,879
3,669,796	(1,960,569)	7,407,684	(457,788)
5,816,418	2,788,229	24,382,298	31,285,053

—	—	(15,709,746)	(29,689,773)
(3,152,974)	—	—	—
(3,152,974)	—	(15,709,746)	(29,689,773)

3,738,244	14,973,903	84,875,456	183,758,213
1,246,008	—	3,500,132	6,124,097
(5,706,782)	(14,878,726)	(80,582,563)	(114,911,103)
(722,530)	95,177	7,793,025	74,971,207
1,940,914	2,883,406	16,465,577	76,566,487

56,263,589	53,380,183	725,261,265	648,694,778
$58,204,503	$56,263,589	$741,726,842	$725,261,265
$39,671	$(14,011)	$(2,816,649)	$(1,983,389)

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2012 (Unaudited)	For the Fiscal Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Fiscal Year Ended October 31, 2011
From Operations:
Net investment income	$1,106,687	$2,636,101	$3,509,688	$6,789,116
Net realized gain	237,178	57,583	2,772,115	1,045,634
Net change in unrealized gain (loss)	209,129	(1,412,087)	7,401,544	61,415
Net increase in net assets resulting from operations	1,552,994	1,281,597	13,683,347	7,896,165

Distributions to Shareholders:
From net investment income	(1,633,498)	(3,618,802)	(3,483,052)	(6,753,520)
From net realized gains	—	—	(1,041,206)	(2,394,933)
Total distributions to shareholders	(1,633,498)	(3,618,802)	(4,524,258)	(9,148,453)

From Share Transactions:
Proceeds from sales of shares	19,759,261	44,666,035	35,763,782	42,031,800
Reinvestment of distributions	564,719	1,127,531	381,492	654,816
Cost of shares redeemed	(21,098,241)	(46,968,512)	(20,455,117)	(38,454,002)
Net increase (decrease) in net assets resulting from share transactions	(774,261)	(1,174,946)	15,690,157	4,232,614
TOTAL INCREASE (DECREASE)	(854,765)	(3,512,151)	24,849,246	2,980,326

Net Assets:
Beginning of period	129,510,134	133,022,285	194,877,675	191,897,349
End of period	$128,655,369	$129,510,134	$219,726,921	$194,877,675
Undistributed (distributions in excess of) net investment income	$(1,559,611)	$(1,032,800)	$206,076	$179,440

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2012 (Unaudited)	For the Fiscal Year Ended October 31, 2011	For the Six Months Ended April 30, 2012 (Unaudited)	For the Fiscal Year Ended October 31, 2011

$4,688,957	$9,244,760	$1,682,895	$3,099,582
960,134	1,105,512	634,615	214,979
7,116,972	(791,875)	2,561,460	474,269
12,766,063	9,558,397	4,878,970	3,788,830

(4,676,856)	(9,211,723)	(1,674,678)	(3,087,707)
(1,102,611)	(521,922)	(213,992)	(653,556)
(5,779,467)	(9,733,645)	(1,888,670)	(3,741,263)

38,183,459	57,327,275	15,599,285	26,598,454
909,218	1,259,859	290,261	548,763
(19,728,366)	(57,541,656)	(10,934,529)	(12,921,425)
19,364,311	1,045,478	4,955,017	14,225,792
26,350,907	870,230	7,945,317	14,273,359

266,668,230	265,798,000	98,340,288	84,066,929
$293,019,137	$266,668,230	$106,285,605	$98,340,288
$(42,724)	$(54,825)	$(43,088)	$(51,305)

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2012	$25.56	$0.07		$3.76	$3.83	$(0.11)	$—	$(0.11)
For the Fiscal Years Ended October 31,
2011	24.73	0.13	(d)	0.82	0.95	(0.12)	—	(0.12)
2010	21.24	0.19	(e)	3.41	3.60	(0.11)	—	(0.11)
2009(f)	18.44	0.10		2.75	2.85	(0.05)	—	(0.05)
2008	29.11	0.05		(10.39)	(10.34)	(0.04)	(0.29)	(0.33)
2007	25.56	0.04		3.55	3.59	(0.04)	—	(0.04)

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2012	$21.18	$0.32		$1.84	$2.16	$(0.31)	$—	$(0.31)
For the Fiscal Years Ended October 31,
2011	18.91	0.48		2.24	2.72	(0.45)	—	(0.45)
2010	16.81	0.22		2.10	2.32	(0.22)	—	(0.22)
2009(f)	16.31	0.30		0.50	0.80	(0.30)	—	(0.30)
2008	29.02	0.39		(9.84)	(9.45)	(0.39)	(2.87)	(3.26)
2007	29.53	0.36		1.90	2.26	(0.36)	(2.41)	(2.77)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.09% of average net assets.

(e)	Reflects income recognized from a special dividend which amounted to $0.13 per share and 0.56% of average net assets.

(f)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$29.28	15.07%	$106,273	1.13	%(c)	1.18	%(c)	0.51	%(c)	16%

25.56	3.84	96,856	1.13		1.19		0.50	(d)	43
24.73	16.98	119,567	1.13		1.24		0.82	(e)	46
21.24	15.55	110,522	1.13		1.20		0.52		39
18.44	(35.82)	111,319	1.11		1.11		0.18		43
29.11	14.04	223,441	1.13		1.14		0.15		70

$23.03	10.25%	$87,438	0.70	%(c)	0.71	%(c)	2.90	%(c)	19%

21.18	14.51	71,025	0.86		0.90		2.32		116
18.91	13.88	49,932	1.20		1.26		1.24		47
16.81	5.19	63,622	1.20		1.22		1.98		61
16.31	(36.04)	64,726	1.14		1.14		1.74		45
29.02	8.11	141,455	1.13		1.13		1.25		55

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2012	$32.78	$0.03	(c)	$3.36	$3.39	$—	$(1.89)	$(1.89)
For the Fiscal Years Ended October 31,
2011	31.24	(0.06	)(e)	1.60	1.54	—	—	—
2010	24.06	(0.07)		7.29	7.22	(0.04)	—	(0.04)
2009(f)	21.13	0.02		3.81	3.83	(0.01)	(0.89)	(0.90)
2008	37.60	0.01		(13.72)	(13.71)	—	(2.76)	(2.76)
2007	33.61	(0.11)		4.14	4.03	—	(0.04)	(0.04)

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2012	$20.39	$0.41		$0.26	$0.67	$(0.44)	$—	$(0.44)
For the Fiscal Years Ended October 31,
2011	20.35	0.89		0.06	0.95	(0.91)	—	(0.91)
2010	19.17	0.93		1.21	2.14	(0.96)	—	(0.96)
2009(f)	17.29	0.96		1.91	2.87	(0.99)	—	(0.99)
2008	18.39	0.85		(1.07)	(0.22)	(0.88)	—	(0.88)
2007	18.12	0.82		0.31 (g)	1.13	(0.86)	—	(0.86)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.05 per share and 0.33% of average net assets.

(d)	Annualized.

(e)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.19% of average net assets.

(f)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(g)	Reflects an increase of $0.19 per share and 1.06% of average net assets due in payments received for class action settlements received.

(h)	Total return reflects the impact of payments received for class action settlements received. Excluding such payments, the total return would have been 5.31%.

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$34.28	11.06%	$58,205	1.22	%(d)	1.22	%(d)	0.19	%(c)(d)	16%

32.78	4.93	56,264	1.24		1.24		(0.18	)(e)	46
31.24	30.08	53,380	1.33		1.33		(0.24)		45
24.06	19.76	48,771	1.33		1.33		0.12		58
21.13	(39.07)	40,444	1.21		1.21		0.02		57
37.60	12.01	100,357	1.18		1.18		(0.32)		65

$20.62	3.30%	$741,727	0.80	%(d)	0.80	%(d)	4.05	%(d)	10%

20.39	4.80	725,261	0.81		0.81		4.39		26
20.35	11.46	648,695	0.83		0.83		4.75		26
19.17	17.00	570,560	0.81		0.81		5.23		22
17.29	(1.37)	495,168	0.79		0.79		4.62		9
18.39	6.37 (h)	537,430	0.82		0.82		4.50		23

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT-TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2012	$18.15	$0.16	$0.06	$0.22	$(0.23)	$—	$(0.23)
For the Fiscal Years Ended October 31,
2011	18.48	0.38	(0.19)	0.19	(0.52)	—	(0.52)
2010	18.16	0.48	0.42	0.90	(0.58)	—	(0.58)
2009(d)	17.53	0.56	0.79	1.35	(0.72)	—	(0.72)
2008	17.65	0.66	(0.03)	0.63	(0.75)	—	(0.75)
2007	17.56	0.69	0.16	0.85	(0.76)	—	(0.76)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2012	$19.42	$0.33	$0.95	$1.28	$(0.33)	$(0.10)	$(0.43)
For the Fiscal Years Ended October 31,
2011	19.50	0.71	0.16	0.87	(0.71)	(0.24)	(0.95)
2010	18.84	0.67	0.71	1.38	(0.67)	(0.05)	(0.72)
2009(d)	17.82	0.70	1.20	1.90	(0.70)	(0.18)	(0.88)
2008	18.83	0.70	(0.96)	(0.26)	(0.70)	(0.05)	(0.75)
2007	19.07	0.71	(0.19)	0.52	(0.71)	(0.05)	(0.76)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.14	1.22%	$128,655	0.68	%(c)	0.85	%(c)	1.73	%(c)	14%

18.15	1.07	129,510	0.68		0.88		2.09		27
18.48	5.04	133,022	0.68		0.89		2.60		28
18.16	7.85	105,981	0.68		0.93		3.14		25
17.53	3.60	78,455	0.68		0.90		3.68		30
17.65	4.97	87,511	0.68		0.90		3.91		15

$20.27	6.64%	$219,727	0.70	%(c)	0.79	%(c)	3.30	%(c)	13%

19.42	4.73	194,878	0.70		0.84		3.76		44
19.50	7.43	191,897	0.70		0.86		3.49		46
18.84	10.89	163,878	0.70		0.85		3.77		27
17.82	(1.47)	136,575	0.70		0.82		3.76		45
18.83	2.81	145,265	0.70		0.83		3.78		42

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2012	$19.69	$0.33	$0.58	$0.91	$(0.33)	$(0.08)	$(0.41)
For the Fiscal Years Ended October 31,
2011	19.70	0.69	0.03	0.72	(0.69)	(0.04)	(0.73)
2010	19.30	0.66	0.43	1.09	(0.66)	(0.03)	(0.69)
2009(d)	18.27	0.67	1.05	1.72	(0.67)	(0.02)	(0.69)
2008	19.01	0.69	(0.66)	0.03	(0.69)	(0.08)	(0.77)
2007	19.22	0.71	(0.19)	0.52	(0.71)	(0.02)	(0.73)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2012	$19.27	$0.32	$0.61	$0.93	$(0.32)	$(0.04)	$(0.36)
For the Fiscal Years Ended October 31,
2011	19.32	0.66	0.10	0.76	(0.66)	(0.15)	(0.81)
2010	19.05	0.63	0.33	0.96	(0.63)	(0.06)	(0.69)
2009(d)	17.90	0.63	1.20	1.83	(0.64)	(0.04)	(0.68)
2008	18.58	0.64	(0.63)	0.01	(0.64)	(0.05)	(0.69)
2007	18.78	0.66	(0.14)	0.52	(0.66)	(0.06)	(0.72)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$20.19	4.67%	$293,019	0.70	%(c)	0.80	%(c)	3.33	%(c)	8%

19.69	3.77	266,668	0.70		0.84		3.57		15
19.70	5.72	265,798	0.70		0.84		3.37		19
19.30	9.54	229,687	0.70		0.83		3.50		10
18.27	0.10	169,838	0.70		0.81		3.63		7
19.01	2.77	148,824	0.68		0.82		3.74		21

$19.84	4.85%	$106,286	0.70	%(c)	0.86	%(c)	3.26	%(c)	12%

19.27	4.09	98,340	0.70		0.90		3.50		14
19.32	5.15	84,067	0.70		0.94		3.31		23
19.05	10.33	75,878	0.70		0.93		3.38		16
17.90	0.01	68,986	0.70		0.90		3.46		13
18.58	2.82	69,270	0.68		0.92		3.55		18

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2012 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) are a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank (“Commerce Bank”).

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value.

If quotations are not readily available, or if the Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under valuation procedures approved by the trustees.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2012 (Unaudited)

3. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of April 30, 2012:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$106,088,833	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$86,785,865	$—	$—
Short-term Investment	—	693,000	—
Total	$86,785,865	$693,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$57,767,926	$—	$—
Short-term Investment	—	555,000	—
Total	$57,767,926	$555,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$88,795,710	$—
Municipal Bond Obligations	—	86,213,147	—
Mortgage-Backed Obligations	—	184,311,741	—
Corporate Obligations	—	243,627,594	—
U.S. Treasury and/or Other U.S. Government Agencies	8,710,000	105,479,353	—
Investment Company	5,272,949	—	—
Short-term Investment	—	17,464,000	—
Total	$13,982,949	$725,891,545	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,985,485	$—
Mortgage-Backed Obligations	—	34,248,910	—
Government Guarantee Obligations	—	3,321,600	—
U.S. Treasury and/or Other U.S. Government Agencies	11,616,406	69,441,146	—
Short-term Investment	—	9,288,000	—
Total	$11,616,406	$119,285,141	$—

COMMERCE FUNDS

3. FAIR VALUE OF INVESTMENTS (continued)

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$206,750,066	$—
Common Stock and/or Other Equity Investments	5,647,982	—	—
Short-term Investment	—	8,200,000	—
Total	$5,647,982	$214,950,066	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$278,747,561	$—
Common Stock and/or Other Equity Investments	7,188,341	—	—
Short-term Investment	—	9,492,000	—
Total	$7,188,341	$288,239,561	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$99,300,146	$—
Common Stock and/or Other Equity Investments	2,669,955	—	—
Short-term Investment	—	3,428,000	—
Total	$2,669,955	$102,728,146	$—

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual annual rate is 0.75% for the Growth and MidCap Growth Funds, 0.30% for the Value Fund and 0.50% for the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions for all Funds (other than the MidCap Growth

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2012 (Unaudited)

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund)) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Such expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months ended April 30, 2012.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2012, Commerce Bank received $229,800 in shareowner servicing fees.

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2012, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$15,514,618	$—	$19,568,819
Value	—	36,261,972	—	15,258,649
MidCap Growth	—	9,103,023	—	12,985,437
Bond	2,996,118	77,010,897	22,966,178	48,679,657
Short-Term Government	12,512,814	4,956,859	16,825,713	4,622,773
National Tax-Free Intermediate Bond	—	35,377,927	—	26,678,072
Missouri Tax-Free Intermediate Bond	—	32,671,669	—	22,576,310
Kansas Tax-Free Intermediate Bond	—	12,601,564	—	11,911,729

COMMERCE FUNDS

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, October 31, 2011, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Capital loss carryovers:(1)
Expiring 2012	$—	$—	$—	$(546,585)
Expiring 2013	—	—	—	(540,238)
Expiring 2014	—	—	—	(3,576,948)
Expiring 2017	(4,097,268)	(8,007,346)	—	—
Expiring 2018	—	(1,335,495)	—	—
Total capital loss carryovers	$(4,097,268)	$(9,342,841)	$—	$(4,663,771)
Timing differences (distributions payable, deferred compensation)	$(21,915)	$(20,093)	$(14,011)	$(2,042,453)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryovers:(1)
Expiring 2012	$(3,771,248)	$—	$—	$—
Expiring 2013	(2,538,488)	—	—	—
Expiring 2014	(2,653,199)	—	—	—
Expiring 2015	(1,094,544)	—	—	—
Expiring 2016	(347,228)	—	—	—
Expiring 2017	(400,692)	—	—	—
Expiring 2018	(460,436)	—	—	—
Expiring 2019	(375,119)	—	—	—
Total capital loss carryovers	$(11,640,954)	$—	$—	$—
Timing differences (distributions payable, deferred compensation)	$(221,108)	$(580,465)	$(690,500)	$(244,925)

(1)	Expiration occurs on October 31 of the year indicated.

As of April 30, 2012, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$85,357,363	$79,980,216	$46,185,069	$682,540,508
Gross unrealized gain	24,952,523	8,642,163	13,903,534	65,416,171
Gross unrealized loss	(4,221,053)	(1,143,514)	(1,765,677)	(8,082,185)
Net unrealized security gain	$20,731,470	$7,498,649	$12,137,857	$57,333,986

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$127,834,234	$205,665,754	$277,805,213	$98,999,303
Gross unrealized gain	4,931,226	15,039,768	17,670,994	6,422,400
Gross unrealized loss	(1,863,913)	(107,474)	(48,305)	(23,602)
Net unrealized security gain	$3,067,313	$14,932,294	$17,622,689	$6,398,798

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of market discount accretion and premium amortization.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2012 (Unaudited)

6. TAX INFORMATION (continued)

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage and asset-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

COMMERCE FUNDS

9. OTHER MATTERS

New Accounting Pronouncement — In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs, was issued and is effective for interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Commerce and GSAM are currently evaluating the application of ASU 2011-04 and its impact, if any, on the Funds’ financial statements.

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreement (“Advisory

Agreement”) with the Adviser (also referred to as “Commerce”) for the Funds.

The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “non-interested Trustees”), on November 15, 2011 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Lipper; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers; (v) the scope and depth of the Adviser’s resources and their ability to attract and retain portfolio management investment talent; (vi) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with that of other publicly reported profitability information of other advisers; (vii) the fall out benefits received by the Adviser and its affiliates from their relationships with the Funds; (viii) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”) was performing services similar to those performed for the Funds; and (ix) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, quality and extent of services – The Trustees reviewed the nature, quality and extent of services of the Adviser to the Funds, taking into account the investment objectives and strategies of each Fund and knowledge gained from meetings with management. The Trustees also considered the available resources and key investment personnel of the Adviser and their experience and length of service to the Funds. The Trustees also discussed the Adviser’s reports to the Board, compliance record and effectiveness of oversight over the Funds’ other service providers, communications and support services to

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2012 (Unaudited)

9. OTHER MATTERS (continued)

shareholders, service as the Funds’ co-administrator, adherence to investment policies, execution of portfolio transactions and selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had supported the Funds and provided a seasoned and experienced portfolio management and compliance staff. Moreover, they considered that the Adviser had a highly disciplined money management and research and analytic process and was able to attract and retain high quality personnel. The Trustees also considered that the Adviser had provided clear, concise reports to the Board and updated the Trustees frequently on issues of current interest. They concluded that the Adviser had an excellent compliance record and had provided strong oversight over the other service providers to the Funds. They also noted the efforts by the Adviser over the past year to negotiate with the Funds’ service providers to reduce expenses of the Funds. Finally, the Trustees considered that the Adviser and its affiliates had other client relationships with most of the Funds’ shareholders and provided them with other services through these relationships. The Trustees concluded that the Funds would therefore benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered both the short-term and long-term performance of the Funds. They reviewed and discussed the Lipper information presented, which compared each Fund’s performance with that of its benchmark and with performance of comparable funds and peer groups identified by Lipper. The Trustees determined that the Fixed Income Funds were generally competitive with their Lipper peers, with all Fixed Income Funds being in the first quartile of their Lipper peers for the one-year and three-year periods, other than the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, which were above the midpoint of their Lipper periods for the three-year period. The Trustees also considered performance versus the Funds’ benchmarks, noting that while the Bond Fund outperformed its benchmark for the three- and five-year time periods, the Kansas Tax-Free Intermediate Bond and National Tax-Free Intermediate Bond Funds had more mixed performance versus their respective benchmarks and the Missouri Tax-Free Intermediate Bond and Short-Term Government Funds had under performed their benchmarks for most periods. The Trustees considered, however, that the Missouri and Kansas Tax-Free Intermediate Bond Funds tracked benchmarks that were not necessarily reflective of their concentrated state holdings.

The Trustees also considered the Equity Funds’ performance. They considered that the Value Fund had out performed its Lipper peer for the one- and three-year periods as a result of the Adviser’s focus over the past year on implementing strategies to improve performance. The Trustees also considered that the Growth Fund was below the midpoint of its Lipper peer for the one-year and three-year period while the MidCap Growth Fund was below the midpoint of its Lipper peer for the one-year period but above the midpoint for the three-year period. The Trustees also considered the Funds’ performance versus their benchmarks, noting that the Growth and MidCap Growth Funds had under performed their benchmarks for all periods (except for the three-year period for the MidCap Growth Fund), while the Value Fund had outperformed its benchmark for most periods. The Trustees also reviewed information prepared by Lipper that compared each Fund’s three-year performance with its expenses.

The Trustees concluded that while past performance is not necessarily indicative of future performance, the Value Fund’s performance had improved as a result of the changes implemented by the Adviser and the Fixed Income Funds’ performance generally remained strong as compared to their Lipper peer group. While the Growth and MidCap Growth Funds’ performance had generally declined during the prior year in comparison to their Lipper peers and benchmarks, the Trustees noted that the Adviser had taken certain actions to remediate the under performance. The Trustees concluded that Fund shareholders were generally receiving value for the services provided by the Adviser.

Costs of Services and Profits Realized by the Adviser – The Board considered the fees and expenses of the Funds and the Lipper information provided comparing the Funds’ fees to Lipper peers. The Trustees considered this information in light of the Adviser’s cost of providing advisory services as well as its profitability. It was noted that the Adviser’s costs had increased in the past year and that profitability had slightly increased; it was also noted that the Adviser’s cost allocation methodology had remained consistent. The Trustees discussed that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and had instituted requests for proposals and negotiated fees aggressively with other service providers when appropriate. The Trustees considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins and concluded that it was within the range of reasonability.

COMMERCE FUNDS

9. OTHER MATTERS (continued)

The Trustees also reviewed information provided on the Funds’ advisory fees compared to advisory fees charged by the Adviser’s affiliates to similar institutional accounts managed by Commerce personnel. These accounts were not managed by the Adviser but by its affiliate, but some of the same investment personnel provided these advisory services. In some cases, the fees charged were lower than the fees charged to the Funds and in other cases the fees were about the same. The Trustees noted that the Adviser provides significant additional services for the Funds that its affiliate does not provide to non-mutual fund clients, including administrative services, oversight of the Funds’ other service providers, Trustee support, regulatory compliance, risk management monitoring and numerous other services, and that in servicing the Funds, the Adviser assumes many legal risks that its affiliate does not assume in servicing many of its similar clients.

Economies of Scale – The Trustees determined after review of the financial reports that the Funds had not achieved sufficient size and scale to institute breakpoints. In addition, the Trustees considered that the Adviser was managing its operations in a manner that was as efficient as possible under the circumstances, with a view to keeping shareholder expense ratios as low as possible. The Trustees also considered that Commerce was proposing to institute breakpoints on and/or otherwise reduce certain of the Funds’ advisory fees in 2012.

Fall-Out Benefits – One of the principal benefits to the Adviser of its relationship with the Funds is its receipt of soft dollars and its contract as a Co-Administrator of the Funds. The Trustees considered that they receive regular, extensive quarterly reports on the Adviser’s soft dollar program and that its program is in compliance with Section 28(e) of the Securities Exchange Act of 1934. They also considered that the Adviser had a system in place to test for best execution, which is reviewed with the Board on at least an annual basis.

With respect to the Co-Administration Agreement, the Trustees noted that they reviewed the agreement annually using substantially the same review framework as the Advisory Agreement. The Trustees believed that Commerce was providing satisfactory services to shareholders under that agreement for reasonable rates.

The Trustees discussed at length the information that had been submitted to them in connection with the reapproval of the Advisory Agreement. The Trustees determined that the Lipper comparative information had been helpful in assessing both Fund performance and the Funds’ fees and costs. The Trustees considered the small size of the complex, its shareholder base and distribution model and Commerce’s relationship with and services to the shareholders. They also considered that assets had not grown significantly over the past year. They concluded that Commerce generally had provided value to shareholders at a reasonable price. After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds, that the fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued.

10. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements other than below.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2012 (Unaudited)

10. SUBSEQUENT EVENTS (continued)

Effective July 1, 2012, the following Funds implemented contractual advisory fee breakpoints at the rates below:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Growth and MidCap Growth	0.65%	0.50%	0.40%
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%

	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2012 (Unaudited)		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	194,625	$5,322,388	738,204	$19,330,753
Reinvestment of distributions	7,627	194,252	9,336	243,853
Shares redeemed	(362,278)	(9,746,658)	(1,792,684)	(46,524,739)
Net Decrease	(160,026)	$(4,230,018)	(1,045,144)	$(26,950,133)

	Value Fund
	For the Six Months Ended April 30, 2012 (Unaudited)		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	1,110,324	$24,090,873	1,559,757	$32,649,942
Reinvestment of distributions	11,612	259,821	11,275	228,594
Shares redeemed	(679,407)	(15,212,369)	(857,671)	(17,856,591)
Net Increase	442,529	$9,138,325	713,361	$15,021,945

	MidCap Growth Fund
	For the Six Months Ended April 30, 2012 (Unaudited)		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	117,046	$3,738,244	442,467	$14,973,903
Reinvestment of distributions	40,811	1,246,008	—	—
Shares redeemed	(176,509)	(5,706,782)	(434,743)	(14,878,726)
Net Increase (Decrease)	(18,652)	$(722,530)	7,724	$95,177

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Bond Fund
	For the Six Months Ended April 30, 2012 (Unaudited)		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	4,153,405	$84,875,456	9,116,333	$183,758,213
Reinvestment of distributions	170,915	3,500,132	303,705	6,124,097
Shares redeemed	(3,936,346)	(80,582,563)	(5,725,418)	(114,911,103)
Net Increase	387,974	$7,793,025	3,694,620	$74,971,207

	Short-Term Government Fund
	For the Six Months Ended April 30, 2012 (Unaudited)		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	1,090,420	$19,759,261	2,449,575	$44,666,035
Reinvestment of distributions	31,158	564,719	61,851	1,127,531
Shares redeemed	(1,164,264)	(21,098,241)	(2,574,038)	(46,968,512)
Net Decrease	(42,686)	$(774,261)	(62,612)	$(1,174,946)

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2012 (Unaudited)		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	1,803,738	$35,763,782	2,217,817	$42,031,800
Reinvestment of distributions	19,364	381,492	34,698	654,816
Shares redeemed	(1,022,275)	(20,455,117)	(2,057,207)	(38,454,002)
Net Increase	800,827	$15,690,157	195,308	$4,232,614

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2012 (Unaudited)		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	1,911,186	$38,183,459	2,975,994	$57,327,275
Reinvestment of distributions	45,591	909,218	65,124	1,259,859
Shares redeemed	(985,881)	(19,728,366)	(2,988,214)	(57,541,656)
Net Increase	970,896	$19,364,311	52,904	$1,045,478

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2012 (Unaudited)		For the Fiscal Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold	794,280	$15,599,285	1,409,188	$26,598,454
Reinvestment of distributions	14,795	290,261	29,057	548,763
Shares redeemed	(556,338)	(10,934,529)	(686,509)	(12,921,425)
Net Increase	252,737	$4,955,017	751,736	$14,225,792

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2012 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12		Expenses Paid for the 6 months ended 4/30/12*	Beginning Account Value 11/1/11	Ending Account Value 4/30/12		Expenses Paid for the 6 months ended 4/30/12*	Beginning Account Value 11/1/11	Ending Account Value 4/30/12		Expenses Paid for the 6 months ended 4/30/12*	Beginning Account Value 11/1/11	Ending Account Value 4/30/12		Expenses Paid for the 6 months ended 4/30/12*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,150.70		$6.04	$1,000.00	$1,102.50		$3.66	$1,000.00	$1,110.60		$6.40	$1,000.00	$1,033.00		$4.04
Hypothetical 5% return	1,000.00	1,019.24	+	5.67	1,000.00	1,021.38	+	3.52	1,000.00	1,018.80	+	6.12	1,000.00	1,020.89	+	4.02
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,012.20		$3.40	$1,000.00	$1,066.40		$3.60	$1,000.00	$1,046.70		$3.56	$1,000.00	$1,048.50		$3.57
Hypothetical 5% return	1,000.00	1,021.48	+	3.42	1,000.00	1,021.38	+	3.52	1,000.00	1,021.38	+	3.52	1,000.00	1,021.38	+	3.52

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2012. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.13%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.22	Missouri Tax-Free Intermediate Bond	0.70
Bond	0.80	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUNDS

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the smaller number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER

AND CO-ADMINISTRATOR

Commerce Investment Advisors, Inc.

922 Walnut Street

4th Floor

Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT

State Street Bank & Trust Company

Boston, Massachusetts 02111

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 W. 9th

Kansas City, Missouri 64105

DISTRIBUTOR

Goldman, Sachs & Co.

CO-ADMINISTRATOR

Goldman Sachs Asset Management

New York, New York 10282

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

Boston, M 0211

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

Philadelphia, Pennsylvania 19103-6996

policies, management, expenses, and other information. For more complete information about

The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of

Commerce Bank, which receives a fee for its services.The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on

Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C.

Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended

June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the

SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless complete information about The Commerce Funds’ investment policies, fees and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, *Chairman*

David L. Bodde, *Lead Independent Trustee*

Charles W. Peffer

James M. Snowden, Jr.

OFFICERS

William Schuetter, *President*

Angela Dew, *Vice President, Chief Compliance Officer, and Secretary*

Jeffrey Bolin, *Assistant Vice President*

Peter W. Fortner, *Chief Accounting Officer*

Scott McHugh, *Treasurer*

Philip V. Giuca Jr., *Assistant Treasurer*

commerce funds

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

07-938/CB 5026

6/12

TRUSTEES

Martin E. Galt III, Chairman

David L. Bodde, Lead Independent Trustee

Charles W. Peffer

James M. Snowden, Jr.

OFFICERS

William Schuetter, President

Angela Dew, Vice President, Chief Compliance Offi cer, and Secretary

Jeffrey Bolin, Assistant Vice President

Peter W. Fortner, Chief Accounting Offi cer

Scott McHugh, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ William R. Schuetter
William R. Schuetter
President
July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William R. Schuetter
William R. Schuetter
President
The Commerce Funds
July 6, 2012

/s/ Peter W. Fortner
Peter W. Fortner
Chief Accounting Officer
The Commerce Funds
July 6, 2012